Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (14.5%)
U.S. Government Securities (13.6%)
[1]	United States Treasury Note/Bond	2.625%	12/31/23	60,000	58,753
[2,3]	United States Treasury Note/Bond	0.750%	11/15/24	39,000	36,227
	United States Treasury Note/Bond	1.750%	3/15/25	65,000	61,191
	United States Treasury Note/Bond	2.625%	4/15/25	50,000	48,008
	United States Treasury Note/Bond	2.750%	5/15/25	29,000	27,903
	United States Treasury Note/Bond	2.875%	6/15/25	12,000	11,573
	United States Treasury Note/Bond	3.125%	8/15/25	29,500	28,597
	United States Treasury Note/Bond	0.750%	5/31/26	15,000	13,249
	United States Treasury Note/Bond	3.125%	8/31/27	7,000	6,716
					292,217
Conventional Mortgage-Backed Securities (0.9%)
[4,5,6]	UMBS Pool	2.500%	10/13/52	24,500	20,553
Total U.S. Government and Agency Obligations (Cost $327,415)					312,770
Asset-Backed/Commercial Mortgage-Backed Securities (6.2%)
[4]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	890	862
[4]	American Express Credit Account Class A Series 2022-3	3.750%	8/15/27	2,800	2,734
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	258	250
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	167	159
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	78
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	96
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	239
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	700	697
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	560	554
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	254
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	320	315
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	442
[4]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	130	122
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	420	409
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	209	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	103
[4,8]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.484%	9/15/48	40	36
[4,8]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.894%	9/20/46	69	56
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	141
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	27
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	333
[4]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	250	232
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	251
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	73
[4]	BANK Class ASB Series 2018-BNK14	4.185%	9/15/60	485	468
[4]	BANK Class ASB Series 2019-BNK17	3.623%	4/15/52	164	154
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	269	261
[4,8]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.233%	5/25/47	98	94
[4,8]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.193%	10/25/36	99	89
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	95
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	190	177
[4,8]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	200	187
[4,8]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	160	147
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	166
[4,8]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	3.797%	2/25/30	78	78
[4,7]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	370	310
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	132	132
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	194
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	1,280	1,241
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,340	1,246
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	400	378
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	560	548
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	790	767
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	370	334
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	491
[4,7]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	1,460	1,374
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	640	610
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	380	369
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	140	140
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	151
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	194
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	200	200
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	600	564
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	259
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	200	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	86
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	103
[4,8]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	168
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	200	191
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	165	153
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	80	72
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	150	138
[4,8]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	190	173
[4,8]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	60	55
[4,8]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	35
[4,8]	CD Mortgage Trust Class C Series 2018-CD7	5.012%	8/15/51	90	83
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	95
[4,7]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	31	31
[4,8]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.899%	3/20/36	72	71
[4,8]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.879%	2/25/47	85	61
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	55
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	651	631
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	1,315	1,262
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	171
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	220	204
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	310	300
[4,8]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	50	45
[4,8]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	130	127
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	240	221
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.577%	7/10/47	153	147
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.727%	9/10/58	100	91
[4,8]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.405%	9/15/50	150	135
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	170	162
[4,8]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.529%	7/25/37	44	43
[4]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	370	368
[4]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	330	324
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	170	165
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	160	158
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	49
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	26	26
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	247	245
[4,8]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	75
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	6	6
[4,8]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.410%	7/10/45	302	300
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	32	32
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	37	36
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	103	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	253	243
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	753	719
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	815	776
[4,8]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	205	204
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	300	298
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	322	310
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	250	248
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-CR9	4.433%	7/10/45	250	246
[4,7,8]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	435	432
[4,8]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	250	246
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	650	633
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	70	69
[4,7,8]	COMM Mortgage Trust Class C Series 2013-CR9	4.433%	7/10/45	280	265
[4,8]	COMM Mortgage Trust Class C Series 2015-CR27	4.598%	10/10/48	825	777
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2015-C3	3.447%	8/15/48	198	190
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	330	316
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	115
[4,8]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.511%	8/15/48	240	209
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	410	393
[4]	DBJPM Mortgage Trust Class A4 Series 2016-C3	2.632%	8/10/49	300	276
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	120
[4]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	1,290	1,250
[4]	Discover Card Execution Note Trust Class A1 Series 2022-A3	3.560%	7/15/27	2,870	2,778
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	330	288
[4,7]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	400	371
[4,7]	Dllmt LLC Class A3 Series 2021-1	1.000%	7/21/25	350	332
[4,7]	Dllmt LLC Class A4 Series 2021-1	1.240%	6/20/29	230	211
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	168	167
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	33	33
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	420	420
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	441	438
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	180	177
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	180	177
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	196
[4,7,8]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	3.884%	10/25/56	212	209
[4,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	104	99
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	343	328
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	441	422
[4,8]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.938%	11/25/36	40	27
[4,8]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.933%	1/25/37	77	52
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	430	401
[4,7]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/34	350	337
[4]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	500	494
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	200	196
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	510	488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	200	186
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	187
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	138
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	213
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	155
[4,7]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	174
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	70	63
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	190	184
[4,5,7,8]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	4.381%	3/25/42	129	130
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	200	192
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-3	0.500%	7/21/25	300	284
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	260	254
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	150	149
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	210	208
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	780	744
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	230	217
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	950	933
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	303
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	384
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	308
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	510	494
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	186
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	221
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	91
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	210
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	80	72
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2022-2	3.770%	4/17/28	500	474
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	94
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	83
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	70	64
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	220	202
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	94
[4,7]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	440	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	52
[4,7]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	86
[4,8]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.132%	11/19/35	14	14
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	1,590	1,528
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	135
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	268
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	107
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	192
[4,7]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	736
[4,8]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	100	94
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	70
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	306	303
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	412	394
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	220
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	588	558
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	530	487
[4,8]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	9
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	187
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	110	98
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	400	394
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	607	590
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	20
[4,8]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	380	367
[4,8]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	100	98
[4,8]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.644%	9/10/47	270	254
[4,7,8]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.209%	7/10/46	140	128
[4,8]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.665%	9/10/47	410	371
[4,8]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	310	281
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	780	753
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	240	236
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	140	126
[4,7]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	140	137
[4,7]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	100	97
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	650	619
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	250	228
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.810%	3/18/25	400	397
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	450	441
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	400	368
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	350	318
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	190	185
[4,7]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	230	226
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	42	42
[4,7]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	330	288
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	500	463
[4,7]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	220	210
[4,7]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	630	593
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-B	0.380%	1/15/26	800	763
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	240	227
[4]	Hyundai Auto Receivables Trust Class A3 Series 2022-B	3.720%	11/16/26	1,010	993
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	630	575
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	380	345
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	540	526
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	120	117
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	257
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	245
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	205
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	160	150
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	227
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	400	358
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	250	221
[4,7,8]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	3.693%	3/17/37	916	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7,8]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	3.943%	3/17/37	260	258
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	36	35
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	77	76
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	50	49
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	2	2
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	400	395
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.105%	12/15/46	550	542
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.212%	1/15/46	70	69
[4,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.170%	12/15/46	270	264
[4,7,8]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.972%	11/15/43	57	51
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	512	493
[4,8]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	226	224
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	100	99
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	70	69
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	101	99
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	414	394
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C32	3.329%	11/15/48	120	118
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	583	557
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	39
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	100	99
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,166
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	570	540
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.171%	7/15/45	180	178
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	300	294
[4,8]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	385	369
[4,8]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.947%	2/15/47	300	290
[4,8]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.947%	2/15/47	250	233
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	234
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	189
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	75	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	75	69
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	220	203
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	148
[4,8]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	250	229
[4,7,8]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	280	280
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	47	47
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	78	78
[4,7]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	1,420	1,322
[4,7]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	440	411
[4,8]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	2.091%	4/25/34	1	1
[4]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	420	397
[4,8]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	3.003%	7/25/33	5	5
[4,8]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	5.095%	2/25/33	7	7
[4,7]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	78	78
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	110	107
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	212
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	117	112
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2016-C32	3.459%	12/15/49	109	102
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	80	79
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	200	197
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	111	110
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	95	94
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	490	478
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	932	899
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	779	731
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	904	851
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	69
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,055	1,009
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	60	59
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	450	443
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	230	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	160	155
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.475%	6/15/47	560	542
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.206%	7/15/46	70	64
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.053%	4/15/47	50	49
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.908%	6/15/47	300	282
[4,8]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.885%	5/15/49	180	163
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	375	360
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	365	344
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	310	284
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	916	876
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	400	369
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	154	140
[4]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	195	180
[4]	Morgan Stanley Capital I Trust Class ASB Series 2017-HR2	3.509%	12/15/50	140	134
[4,8]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.733%	12/15/48	150	130
[4,8]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	3.190%	6/25/36	41	40
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	235	222
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	89	88
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	246	240
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	783	754
[4,7,8]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	3.834%	3/25/66	149	149
[4,7]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	365	347
[4,7]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	200	166
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	330	298
[4,7,8]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	3.819%	1/16/60	56	56
[4,7,8]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	3.993%	6/20/60	37	37
[4,7,8]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	3.943%	8/18/60	37	37
[4,7,8]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	4.034%	11/25/65	247	245
[4,7]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	110	100
[4,7]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	100	96
[4,7]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	95
[4,7,8]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.483%	12/5/59	89	88
[4,7,8]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	3.606%	4/10/50	14	14
[4,7,8]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	3.556%	11/10/49	20	20
[4,8]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.143%	9/25/36	44	24
[4,8]	RFMSI Trust Class 2A1 Series 2006-SA2	4.815%	8/25/36	134	98
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	230	226
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	820	811
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	660	655
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	710	682
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-3	4.130%	8/16/27	400	391
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	380	367
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-3	4.490%	8/15/29	650	632
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	364	364
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	42	42
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	880	860
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,160	1,114
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	290	273
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	270	254
[4,7]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	180	174
[4,7]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	310	294
[4,7]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	410	383
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	470	463
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	570
[4,7]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	437
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	77	76
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	198	190
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	386	373
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	531	513
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	4.034%	1/25/39	9	9
[4,7,8]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	3.684%	7/25/40	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	5	5
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	1	1
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	21	21
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	3	3
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	39	38
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	107	104
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	26	25
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	73	70
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	72	70
[4]	Synchrony Card Issuance Trust Class A Series 2022-A2	3.860%	7/15/28	870	849
[4,7]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	470	441
[4,7]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	130	129
[4,7]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	230	215
[4,7]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	340	316
[4,7]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	100	99
[4,7]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	213
[4,7]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	26	26
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	640	611
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	96
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	536
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,280	1,124
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2022-1A	3.820%	4/25/35	650	626
[4]	Toyota Auto Receivables Owner Trust Class A2a Series 2022-C	3.830%	8/15/25	610	606
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	515
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	430	407
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	720	706
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	330	297
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	322
[4,7]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	200	193
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	740	697
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	140
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	155
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	19
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	49
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	1,540	1,438
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	530	491
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	580	565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	681
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	570	529
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	366
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	630	601
[4,8]	WaMu Mortgage Pass-Through Certificates Trust Class 1A7 Series 2003-AR9	4.142%	9/25/33	5	5
[4,8]	WaMu Mortgage Pass-Through Certificates Trust Class A Series 2002-AR18	2.595%	1/25/33	3	3
[4,8]	WaMu Mortgage Pass-Through Certificates Trust Class A7 Series 2003-AR7	3.804%	8/25/33	4	4
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	320	293
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	184
[4,8]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	277	274
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	550	526
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	170	160
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	110
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	70
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	70
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	85
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	320	304
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.432%	7/15/46	110	108
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	194
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	350	334
[4,8]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	275	263
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	200
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	136
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	140
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.708%	9/15/58	315	289
[4,8]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	71
[4,8]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	4.363%	10/25/36	55	58
[4,7,8]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	875	835
[4,8]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	355	352
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	230	227
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	461	454
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	72	69
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	441	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	40	39
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	350	347
[4,8]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	165	163
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	589	574
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	460	449
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	49
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	163
[4,8]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.029%	12/15/46	140	137
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	254
[4,8]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	82
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	650	619
[4]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	390	380
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	380	348
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	430	414
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	170	168
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	142
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	127
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	125
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	93
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	118
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	70	63
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	127
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	360	347
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	320	303
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	150	146
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $140,670)					132,997
Corporate Bonds (75.0%)
Communications (5.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	230	217
	AT&T Inc.	0.900%	3/25/24	6,116	5,794
	AT&T Inc.	1.700%	3/25/26	6,960	6,187
	AT&T Inc.	2.300%	6/1/27	1,990	1,743
[9]	Booking Holdings Inc.	0.100%	3/8/25	720	652
	Booking Holdings Inc.	3.600%	6/1/26	500	474
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	65	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,246	2,221
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	8,895	8,680
	Comcast Corp.	3.375%	8/15/25	3,520	3,381
	Comcast Corp.	3.950%	10/15/25	1,765	1,717
	Comcast Corp.	3.150%	3/1/26	1,750	1,650
[9]	Comcast Corp.	0.010%	9/14/26	1,440	1,232
	Comcast Corp.	2.350%	1/15/27	1,800	1,614
[7]	Cox Communications Inc.	3.150%	8/15/24	250	239
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	439
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	329	307
[7]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	50	43
	Discovery Communications LLC	3.800%	3/13/24	2,065	2,017
	Discovery Communications LLC	3.900%	11/15/24	897	870
	Discovery Communications LLC	3.450%	3/15/25	175	166
	Discovery Communications LLC	3.950%	6/15/25	210	201
	Discovery Communications LLC	4.900%	3/11/26	2,570	2,487
[7]	DISH DBS Corp.	5.250%	12/1/26	70	58
	Expedia Group Inc.	5.000%	2/15/26	300	294
	Expedia Group Inc.	4.625%	8/1/27	731	686
	Fox Corp.	4.030%	1/25/24	1,685	1,661
	Fox Corp.	3.050%	4/7/25	2,013	1,910
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	35	31
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	175	150
[10]	Global Switch Holdings Ltd.	4.375%	12/13/22	600	668
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	151
[7]	Level 3 Financing Inc.	4.625%	9/15/27	50	42
[7]	Level 3 Financing Inc.	4.250%	7/1/28	20	16
[7]	Level 3 Financing Inc.	3.625%	1/15/29	80	59
[7]	Magallanes Inc.	3.428%	3/15/24	3,100	2,998
[7]	Magallanes Inc.	3.638%	3/15/25	2,610	2,472
[7]	Magallanes Inc.	3.755%	3/15/27	8,209	7,368
[7]	Meta Platforms Inc.	3.500%	8/15/27	9,196	8,595
	Netflix Inc.	5.875%	2/15/25	45	45
[7]	Netflix Inc.	3.625%	6/15/25	455	429
	Netflix Inc.	4.375%	11/15/26	210	198
	Netflix Inc.	4.875%	4/15/28	290	272
	Netflix Inc.	5.875%	11/15/28	10	10
[7]	Nexstar Media Inc.	5.625%	7/15/27	120	110
[7]	Nexstar Media Inc.	4.750%	11/1/28	100	85
[7]	NTT Finance Corp.	1.162%	4/3/26	2,510	2,193
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	635	602
	Ooredoo International Finance Ltd.	3.250%	2/21/23	510	506
	Paramount Global Inc.	4.750%	5/15/25	1,831	1,797
	Paramount Global Inc.	4.000%	1/15/26	260	246
[7]	Rogers Communications Inc.	3.200%	3/15/27	1,280	1,171
[7]	Sirius XM Radio Inc.	3.125%	9/1/26	35	31
[7]	Sky Ltd.	3.750%	9/16/24	1,580	1,542
[9]	Sky Ltd.	2.500%	9/15/26	645	613
	Sprint Corp.	7.125%	6/15/24	364	370
	Sprint Corp.	7.625%	3/1/26	110	114
	Take-Two Interactive Software Inc.	3.300%	3/28/24	720	702
	Take-Two Interactive Software Inc.	3.550%	4/14/25	740	710
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	920
	Telefonica Emisiones SA	4.103%	3/8/27	1,256	1,160
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.500%	4/15/25	9,585	9,170
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,520
	T-Mobile USA Inc.	2.250%	2/15/26	1,170	1,048
	T-Mobile USA Inc.	2.625%	4/15/26	220	199
	T-Mobile USA Inc.	3.750%	4/15/27	4,252	3,930
	T-Mobile USA Inc.	5.375%	4/15/27	250	246
	VeriSign Inc.	5.250%	4/1/25	507	505
	Verizon Communications Inc.	0.850%	11/20/25	1,220	1,070
	Verizon Communications Inc.	1.450%	3/20/26	3,965	3,499
	Verizon Communications Inc.	2.625%	8/15/26	570	518
	Verizon Communications Inc.	4.125%	3/16/27	1,510	1,444
	Verizon Communications Inc.	3.000%	3/22/27	1,680	1,530
	Verizon Communications Inc.	2.100%	3/22/28	1,580	1,333
[7]	Videotron Ltd.	5.125%	4/15/27	55	50
	Vodafone Group plc	3.750%	1/16/24	4,315	4,264
	Vodafone Group plc	4.125%	5/30/25	710	696
	Walt Disney Co.	3.350%	3/24/25	2,030	1,959
	Walt Disney Co.	3.700%	10/15/25	170	165
	Walt Disney Co.	1.750%	1/13/26	1,585	1,434
	Walt Disney Co.	3.375%	11/15/26	1,500	1,413
					119,643
Consumer Discretionary (5.1%)
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	59	51
	American Honda Finance Corp.	3.625%	10/10/23	205	203
	American Honda Finance Corp.	0.550%	7/12/24	3,125	2,903
	American Honda Finance Corp.	0.750%	8/9/24	495	460
	American Honda Finance Corp.	2.150%	9/10/24	835	795
[9]	American Honda Finance Corp.	1.950%	10/18/24	425	407
	American Honda Finance Corp.	1.200%	7/8/25	1,658	1,502
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	189
	AutoZone Inc.	3.625%	4/15/25	1,550	1,492
	AutoZone Inc.	3.750%	6/1/27	500	469
[7]	BMW US Capital LLC	0.800%	4/1/24	125	118
[7]	BMW US Capital LLC	1.250%	8/12/26	500	434
[7]	BMW US Capital LLC	3.450%	4/1/27	125	117
	Brunswick Corp.	0.850%	8/18/24	750	691
[7]	Caesars Entertainment Inc.	6.250%	7/1/25	80	77
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	100	97
[7]	Carnival Corp.	4.000%	8/1/28	110	89
[7]	Churchill Downs Inc.	5.500%	4/1/27	200	185
[7]	Churchill Downs Inc.	4.750%	1/15/28	90	78
[7]	Clarios Global LP	6.750%	5/15/25	72	71
[7]	Daimler Finance North America LLC	3.650%	2/22/24	1,000	981
[7]	Daimler Finance North America LLC	0.750%	3/1/24	3,715	3,501
[7]	Daimler Finance North America LLC	2.700%	6/14/24	1,621	1,557
[7]	Daimler Finance North America LLC	1.450%	3/2/26	560	493
	eBay Inc.	1.400%	5/10/26	1,500	1,314
[7]	ERAC USA Finance LLC	3.850%	11/15/24	1,400	1,354
[7]	ERAC USA Finance LLC	3.800%	11/1/25	415	392
[7]	ERAC USA Finance LLC	3.300%	12/1/26	100	92
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	75
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	36
	Ford Motor Credit Co. LLC	3.375%	11/13/25	160	142
	Ford Motor Credit Co. LLC	2.700%	8/10/26	180	149
	Ford Motor Credit Co. LLC	4.950%	5/28/27	510	456
	Ford Motor Credit Co. LLC	4.125%	8/17/27	230	198
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	29
	General Motors Co.	4.875%	10/2/23	1,840	1,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Co.	5.400%	10/2/23	1,060	1,060
	General Motors Co.	6.125%	10/1/25	3,600	3,608
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,750	2,735
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,350	1,317
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,400	1,285
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,100	1,056
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	96
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,180	1,106
	General Motors Financial Co. Inc.	4.350%	4/9/25	910	880
	General Motors Financial Co. Inc.	2.750%	6/20/25	700	645
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,244
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,100	1,072
	General Motors Financial Co. Inc.	4.000%	10/6/26	267	247
	General Motors Financial Co. Inc.	4.350%	1/17/27	625	580
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	963
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,501	1,423
	General Motors Financial Co. Inc.	2.700%	8/20/27	775	656
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	469
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,624	3,109
	Harley-Davidson Inc.	3.500%	7/28/25	500	470
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	254
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	28
	Home Depot Inc.	4.000%	9/15/25	910	896
	Honda Motor Co. Ltd.	2.271%	3/10/25	715	674
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,410	1,277
	Hyatt Hotels Corp.	1.300%	10/1/23	1,200	1,154
[7]	International Game Technology plc	4.125%	4/15/26	55	50
[7]	International Game Technology plc	6.250%	1/15/27	15	15
	Lennar Corp.	4.875%	12/15/23	500	498
	Lennar Corp.	4.500%	4/30/24	1,100	1,080
	Lennar Corp.	5.875%	11/15/24	600	603
	Lennar Corp.	4.750%	5/30/25	819	802
	Lennar Corp.	5.250%	6/1/26	1,755	1,711
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	350	338
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	47
	Lowe's Cos. Inc.	4.400%	9/8/25	1,135	1,119
	Lowe's Cos. Inc.	3.350%	4/1/27	480	445
	Marriott International Inc.	3.750%	10/1/25	500	475
	Marriott International Inc.	3.125%	6/15/26	190	175
	Marriott International Inc.	5.000%	10/15/27	850	821
[7]	Mattel Inc.	5.875%	12/15/27	275	265
	McDonald's Corp.	3.300%	7/1/25	530	510
	McDonald's Corp.	1.450%	9/1/25	700	639
	McDonald's Corp.	3.500%	7/1/27	900	842
[7]	Meritage Homes Corp.	3.875%	4/15/29	55	44
[7]	NCL Corp Ltd.	5.875%	2/15/27	38	32
[7]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,600	1,491
[7]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	945
[7]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	2,250	1,904
[7]	Nissan Motor Acceptance Co. LLC	1.850%	9/16/26	2,545	2,067
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,722
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	2,920	2,693
[7]	Penn National Gaming Inc.	5.625%	1/15/27	35	31
	Ross Stores Inc.	0.875%	4/15/26	935	805
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	21
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	24	25
	Starbucks Corp.	2.000%	3/12/27	116	102
[7]	Stellantis Finance US Inc.	1.711%	1/29/27	355	296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toll Brothers Finance Corp.	4.875%	11/15/25	140	135
	Toll Brothers Finance Corp.	4.875%	3/15/27	195	179
	Toll Brothers Finance Corp.	4.350%	2/15/28	75	66
	Toyota Motor Corp.	3.650%	8/18/25	1,565	1,515
	Toyota Motor Credit Corp.	2.500%	3/22/24	925	897
	Toyota Motor Credit Corp.	4.400%	9/20/24	2,200	2,186
	Toyota Motor Credit Corp.	1.450%	1/13/25	1,845	1,712
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	1,868
	Toyota Motor Credit Corp.	3.950%	6/30/25	1,430	1,397
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,240	1,986
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,382
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,695	3,404
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,240	2,188
[11]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	390	248
[10]	Volkswagen Financial Services NV	1.125%	9/18/23	800	848
[7]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	2,000	1,990
[7]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	599	593
[7]	Volkswagen Group of America Finance LLC	2.850%	9/26/24	1,000	956
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	474
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	2,750	2,420
[9]	Volkswagen Leasing GmbH	1.375%	1/20/25	800	745
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	430	368
[7]	William Carter Co.	5.625%	3/15/27	85	80
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	75	66
					108,649
Consumer Staples (4.0%)
[7]	7-Eleven Inc.	0.625%	2/10/23	180	177
[7]	7-Eleven Inc.	0.800%	2/10/24	3,924	3,712
[7]	7-Eleven Inc.	0.950%	2/10/26	2,300	1,984
	Altria Group Inc.	2.350%	5/6/25	1,719	1,596
[9]	Altria Group Inc.	1.700%	6/15/25	295	271
	Altria Group Inc.	4.400%	2/14/26	439	424
	Altria Group Inc.	2.625%	9/16/26	1,000	899
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,055	1,014
	BAT Capital Corp.	3.222%	8/15/24	1,740	1,674
	BAT Capital Corp.	2.789%	9/6/24	250	238
[10]	BAT Capital Corp.	2.125%	8/15/25	295	285
	BAT Capital Corp.	3.215%	9/6/26	2,316	2,072
	BAT Capital Corp.	4.700%	4/2/27	3,200	2,989
[7]	BAT International Finance plc	3.950%	6/15/25	2,580	2,456
	BAT International Finance plc	1.668%	3/25/26	4,180	3,611
[10]	BAT International Finance plc	4.000%	9/4/26	100	98
	Campbell Soup Co.	3.650%	3/15/23	1,372	1,367
	Campbell Soup Co.	3.950%	3/15/25	670	652
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	406
[7]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	500	487
	Colgate-Palmolive Co.	3.100%	8/15/25	1,090	1,053
	Colgate-Palmolive Co.	3.100%	8/15/27	950	894
	Conagra Brands Inc.	0.500%	8/11/23	250	241
	Constellation Brands Inc.	4.750%	11/15/24	913	909
	Constellation Brands Inc.	4.400%	11/15/25	524	513
	Constellation Brands Inc.	4.750%	12/1/25	215	213
	Constellation Brands Inc.	3.700%	12/6/26	200	188
	Constellation Brands Inc.	3.500%	5/9/27	915	847
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,700
	Dollar General Corp.	4.625%	11/1/27	1,250	1,217
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	166	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	4,650	4,394
[7]	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	1,941	1,764
	J M Smucker Co.	3.500%	3/15/25	831	801
[7]	JDE Peet's NV	1.375%	1/15/27	910	752
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	668
	Keurig Dr Pepper Inc.	0.750%	3/15/24	585	551
	Keurig Dr Pepper Inc.	4.417%	5/25/25	263	259
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	553
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,724	1,611
	Kroger Co.	4.000%	2/1/24	302	299
	Kroger Co.	3.500%	2/1/26	1,470	1,394
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	68
[9]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	300	277
	McCormick & Co. Inc.	3.150%	8/15/24	286	276
	McCormick & Co. Inc.	3.400%	8/15/27	600	552
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	98
	Molson Coors Beverage Co.	3.000%	7/15/26	500	457
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	1,675	1,581
[7]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	490	450
[7]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,709
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,270
	Mondelez International Inc.	2.625%	3/17/27	970	871
[7]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,023
	Pepsico Inc.	3.600%	2/18/28	1,505	1,424
[7]	Performance Food Group Inc.	6.875%	5/1/25	35	35
[7]	Performance Food Group Inc.	5.500%	10/15/27	150	136
	Philip Morris International Inc.	1.500%	5/1/25	1,200	1,100
	Philip Morris International Inc.	2.750%	2/25/26	500	461
[9]	Philip Morris International Inc.	2.875%	3/3/26	645	608
	Philip Morris International Inc.	0.875%	5/1/26	1,150	988
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,825	3,682
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	500	459
	Reynolds American Inc.	4.450%	6/12/25	4,881	4,721
	Target Corp.	1.950%	1/15/27	1,044	937
	Tyson Foods Inc.	3.950%	8/15/24	1,932	1,894
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,789
	Walmart Inc.	3.900%	9/9/25	7,385	7,256
	Walmart Inc.	3.950%	9/9/27	4,695	4,559
					87,078
Energy (6.2%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	703
	BP Capital Markets America Inc.	3.796%	9/21/25	1,500	1,462
	BP Capital Markets America Inc.	3.410%	2/11/26	1,080	1,028
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,869
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	992
	BP Capital Markets plc	3.279%	9/19/27	1,562	1,434
	Buckeye Partners LP	4.150%	7/1/23	95	94
	Canadian Natural Resources Ltd.	3.800%	4/15/24	705	690
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	415
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	567
	Canadian Natural Resources Ltd.	3.850%	6/1/27	1,415	1,305
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	4,235	4,304
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,555	4,566
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,620	1,570
	Cheniere Energy Inc.	4.625%	10/15/28	125	115
	Chevron Corp.	1.554%	5/11/25	1,116	1,033
	Chevron Corp.	2.954%	5/16/26	200	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CNX Resources Corp.	7.250%	3/14/27	14	14
	ConocoPhillips Co.	2.400%	3/7/25	780	738
	Continental Resources Inc.	3.800%	6/1/24	429	416
[7]	Continental Resources Inc.	2.268%	11/15/26	800	684
[7]	Coterra Energy Inc.	3.900%	5/15/27	512	476
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	81
	DCP Midstream Operating LP	5.625%	7/15/27	58	56
	Devon Energy Corp.	5.250%	9/15/24	2,315	2,314
	Devon Energy Corp.	5.850%	12/15/25	400	404
	Diamondback Energy Inc.	3.250%	12/1/26	2,600	2,399
[7]	DT Midstream Inc.	4.125%	6/15/29	110	93
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	213
	Ecopetrol SA	5.875%	9/18/23	372	369
	Ecopetrol SA	4.125%	1/16/25	370	340
	Empresa Nacional del Petroleo	4.375%	10/30/24	771	753
	Empresa Nacional del Petroleo	3.750%	8/5/26	495	445
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	185
	Enable Midstream Partners LP	3.900%	5/15/24	210	204
	Enable Midstream Partners LP	4.400%	3/15/27	1,700	1,587
	Enbridge Energy Partners LP	5.875%	10/15/25	820	831
	Enbridge Inc.	3.500%	6/10/24	1,085	1,058
	Enbridge Inc.	2.500%	1/15/25	678	637
	Enbridge Inc.	2.500%	2/14/25	856	805
	Enbridge Inc.	1.600%	10/4/26	900	779
	Enbridge Inc.	4.250%	12/1/26	150	143
	Enbridge Inc.	3.700%	7/15/27	600	557
[8]	Enbridge Inc.	7.375%	1/15/83	700	676
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	33	31
	Energy Transfer LP	3.450%	1/15/23	485	483
	Energy Transfer LP	3.600%	2/1/23	75	75
	Energy Transfer LP	4.250%	3/15/23	1,189	1,184
	Energy Transfer LP	5.875%	1/15/24	1,260	1,263
	Energy Transfer LP	4.900%	2/1/24	1,310	1,302
	Energy Transfer LP	4.250%	4/1/24	1,505	1,473
	Energy Transfer LP	4.500%	4/15/24	1,505	1,484
	Energy Transfer LP	4.050%	3/15/25	1,910	1,832
	Energy Transfer LP	2.900%	5/15/25	490	457
	Energy Transfer LP	5.950%	12/1/25	250	250
	Energy Transfer LP	4.750%	1/15/26	95	92
	Energy Transfer LP	5.500%	6/1/27	240	234
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	3,613	3,581
[7]	Eni SpA	4.000%	9/12/23	1,845	1,823
	EnLink Midstream Partners LP	4.850%	7/15/26	85	79
	Enterprise Products Operating LLC	3.900%	2/15/24	875	860
	Enterprise Products Operating LLC	3.700%	2/15/26	955	912
[7]	EQM Midstream Partners LP	6.000%	7/1/25	35	32
[7]	EQM Midstream Partners LP	7.500%	6/1/27	105	100
	EQT Corp.	6.125%	2/1/25	623	625
[6]	EQT Corp.	5.678%	10/1/25	335	333
[7]	EQT Corp.	3.125%	5/15/26	50	46
	EQT Corp.	3.900%	10/1/27	1,000	911
	Exxon Mobil Corp.	2.992%	3/19/25	864	830
	Exxon Mobil Corp.	3.043%	3/1/26	1,800	1,702
[9]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	100	52
[9]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	570	290
[9]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	100	48
	Harvest Operations Corp.	1.000%	4/26/24	560	527
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	55	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KazMunayGas National Co. JSC	4.750%	4/24/25	200	184
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	278
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	365
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	498
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	152
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,711
[7]	Kinder Morgan Inc.	5.625%	11/15/23	810	811
	Kinder Morgan Inc.	4.300%	6/1/25	835	815
	Kinder Morgan Inc.	1.750%	11/15/26	900	780
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,013
	Marathon Petroleum Corp.	4.700%	5/1/25	3,617	3,555
	Marathon Petroleum Corp.	5.125%	12/15/26	1,830	1,801
	MPLX LP	4.875%	12/1/24	920	910
	MPLX LP	4.875%	6/1/25	930	913
	MPLX LP	1.750%	3/1/26	2,665	2,335
	Newfield Exploration Co.	5.375%	1/1/26	1,011	1,002
	Nustar Logistics LP	5.750%	10/1/25	140	130
	Occidental Petroleum Corp.	6.950%	7/1/24	120	123
	Occidental Petroleum Corp.	5.875%	9/1/25	140	140
	Occidental Petroleum Corp.	5.500%	12/1/25	90	90
	ONEOK Inc.	2.750%	9/1/24	480	457
	ONEOK Inc.	2.200%	9/15/25	735	666
	ONEOK Inc.	5.850%	1/15/26	1,141	1,145
	ONEOK Partners LP	5.000%	9/15/23	825	822
	ONEOK Partners LP	4.900%	3/15/25	320	315
	Pertamina Persero PT	4.300%	5/20/23	1,688	1,679
	Pertamina Persero PT	1.400%	2/9/26	567	486
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Phillips 66	0.900%	2/15/24	815	773
	Phillips 66	3.850%	4/9/25	675	655
	Phillips 66	1.300%	2/15/26	1,000	875
[7]	Phillips 66 Co.	3.605%	2/15/25	665	639
	Pioneer Natural Resources Co.	0.550%	5/15/23	1,000	975
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,127
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	585	577
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,150	1,106
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,939
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	874	827
[7]	SA Global Sukuk Ltd.	0.946%	6/17/24	1,040	970
	SA Global Sukuk Ltd.	0.946%	6/17/24	925	863
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,015
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,736	1,742
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,795	3,789
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,481	2,480
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	475	456
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	387
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	755	685
	Shell International Finance BV	3.250%	5/11/25	1,807	1,737
	Shell International Finance BV	2.875%	5/10/26	1,000	932
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	798
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	499	498
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	741	675
[12]	Southern Gas Corridor CJSC	6.875%	3/24/26	400	390
	Spectra Energy Partners LP	4.750%	3/15/24	340	338
	Spectra Energy Partners LP	3.500%	3/15/25	365	350
	Spectra Energy Partners LP	3.375%	10/15/26	596	550
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	225	223
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	392	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	128
	TotalEnergies Capital International SA	2.434%	1/10/25	1,798	1,707
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	869
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,710	3,422
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	860
	Western Midstream Operating LP	4.650%	7/1/26	115	107
	Western Midstream Operating LP	4.300%	2/1/30	180	153
	Williams Cos. Inc.	3.700%	1/15/23	915	914
	Williams Cos. Inc.	4.500%	11/15/23	2,567	2,552
	Williams Cos. Inc.	4.300%	3/4/24	400	395
	Williams Cos. Inc.	4.550%	6/24/24	3,770	3,731
	Williams Cos. Inc.	4.000%	9/15/25	345	332
	Williams Cos. Inc.	3.750%	6/15/27	700	644
					134,279
Financials (28.9%)
[7]	ABN AMRO Bank NV	1.542%	6/16/27	1,570	1,332
	ABN AMRO Bank NV	4.400%	3/27/28	800	782
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	250	249
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	1,575	1,562
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	2,795	2,758
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	3,850	3,664
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	1,950	1,873
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,680	1,587
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	5,700	5,206
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	2,900	2,636
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	930	876
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	769
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	1,205	1,141
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	2,054	1,757
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	3,233	2,733
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	597	521
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	287
	Aflac Inc.	3.250%	3/17/25	175	175
	Aflac Inc.	1.125%	3/15/26	565	498
	Air Lease Corp.	2.750%	1/15/23	245	243
	Air Lease Corp.	3.875%	7/3/23	365	361
	Air Lease Corp.	4.250%	2/1/24	580	570
	Air Lease Corp.	2.300%	2/1/25	1,470	1,349
	Air Lease Corp.	3.250%	3/1/25	90	84
	Air Lease Corp.	3.375%	7/1/25	1,895	1,773
	Air Lease Corp.	2.875%	1/15/26	2,285	2,049
	Air Lease Corp.	3.750%	6/1/26	1,000	914
	Air Lease Corp.	2.200%	1/15/27	900	761
	Aircastle Ltd.	4.400%	9/25/23	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aircastle Ltd.	4.125%	5/1/24	210	202
	Allstate Corp.	0.750%	12/15/25	497	434
	Ally Financial Inc.	3.875%	5/21/24	1,505	1,466
	Ally Financial Inc.	5.125%	9/30/24	55	55
	Ally Financial Inc.	4.625%	3/30/25	100	98
	Ally Financial Inc.	5.800%	5/1/25	60	60
	Ally Financial Inc.	5.750%	11/20/25	150	146
	Ally Financial Inc.	4.750%	6/9/27	1,000	923
	American Express Co.	3.375%	5/3/24	1,020	995
	American Express Co.	2.500%	7/30/24	2,399	2,297
	American Express Co.	3.000%	10/30/24	913	880
	American Express Co.	2.250%	3/4/25	800	751
	American Express Co.	3.950%	8/1/25	5,100	4,942
	American Express Co.	4.200%	11/6/25	500	488
	American Express Co.	3.125%	5/20/26	200	187
	American Express Co.	2.550%	3/4/27	1,843	1,646
	American International Group Inc.	2.500%	6/30/25	2,784	2,594
	American International Group Inc.	3.900%	4/1/26	597	571
	Ameriprise Financial Inc.	3.000%	4/2/25	740	707
	Ameriprise Financial Inc.	2.875%	9/15/26	341	315
[7]	Antares Holdings LP	3.950%	7/15/26	550	464
[7]	Antares Holdings LP	2.750%	1/15/27	1,061	844
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	800	717
	Aon plc	3.500%	6/14/24	1,250	1,219
	Aon plc	3.875%	12/15/25	400	385
[7]	Apollo Management Holdings LP	4.000%	5/30/24	165	161
	Ares Capital Corp.	2.150%	7/15/26	1,000	837
[7]	Athene Global Funding	1.200%	10/13/23	740	709
[7]	Athene Global Funding	0.950%	1/8/24	1,105	1,042
[7]	Athene Global Funding	0.914%	8/19/24	360	329
[9]	Athene Global Funding	1.125%	9/2/25	1,505	1,348
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	2,580	2,350
[8,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	4.251%	7/26/29	1,624	1,044
[10]	Aviva plc	6.125%	11/14/36	240	248
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	1,135	956
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	1,185	1,066
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	40	36
	Banco Santander SA	2.706%	6/27/24	600	573
	Banco Santander SA	0.701%	6/30/24	415	399
	Banco Santander SA	2.746%	5/28/25	2,040	1,866
	Banco Santander SA	5.147%	8/18/25	1,200	1,167
	Banco Santander SA	1.849%	3/25/26	750	649
	Banco Santander SA	1.722%	9/14/27	1,000	830
[8,11]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	3.841%	1/19/23	600	384
	Bank of America Corp.	3.550%	3/5/24	3,368	3,342
	Bank of America Corp.	0.523%	6/14/24	700	676
	Bank of America Corp.	3.864%	7/23/24	1,200	1,183
	Bank of America Corp.	4.200%	8/26/24	820	807
	Bank of America Corp.	0.810%	10/24/24	2,030	1,929
	Bank of America Corp.	4.000%	1/22/25	3,229	3,127
	Bank of America Corp.	1.843%	2/4/25	3,430	3,262
	Bank of America Corp.	3.458%	3/15/25	300	291
	Bank of America Corp.	3.950%	4/21/25	2,565	2,475
	Bank of America Corp.	0.976%	4/22/25	2,015	1,873
	Bank of America Corp.	3.841%	4/25/25	1,100	1,070
	Bank of America Corp.	0.981%	9/25/25	1,700	1,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.093%	10/1/25	2,571	2,441
	Bank of America Corp.	2.456%	10/22/25	750	702
	Bank of America Corp.	3.366%	1/23/26	1,678	1,588
	Bank of America Corp.	2.015%	2/13/26	1,474	1,352
	Bank of America Corp.	4.450%	3/3/26	1,771	1,709
	Bank of America Corp.	3.384%	4/2/26	3,400	3,214
	Bank of America Corp.	1.319%	6/19/26	2,695	2,390
	Bank of America Corp.	4.827%	7/22/26	4,300	4,198
	Bank of America Corp.	4.250%	10/22/26	840	799
	Bank of America Corp.	1.197%	10/24/26	1,440	1,257
	Bank of America Corp.	1.658%	3/11/27	1,485	1,288
	Bank of America Corp.	3.559%	4/23/27	871	804
	Bank of America Corp.	1.734%	7/22/27	4,675	4,011
	Bank of America Corp.	3.248%	10/21/27	1,800	1,615
	Bank of America Corp.	3.824%	1/20/28	1,500	1,381
	Bank of America Corp.	2.551%	2/4/28	2,589	2,254
	Bank of America Corp.	4.376%	4/27/28	1,000	937
	Bank of America Corp.	4.948%	7/22/28	1,920	1,846
	Bank of Montreal	4.250%	9/14/24	2,400	2,361
	Bank of Montreal	3.700%	6/7/25	700	673
	Bank of Montreal	1.250%	9/15/26	800	685
	Bank of Montreal	0.949%	1/22/27	925	802
	Bank of Montreal	2.650%	3/8/27	414	370
	Bank of Montreal	4.338%	10/5/28	3,138	3,097
	Bank of New York Mellon Corp.	1.600%	4/24/25	633	584
	Bank of New York Mellon Corp.	4.414%	7/24/26	1,800	1,760
	Bank of New York Mellon Corp.	2.450%	8/17/26	300	275
	Bank of New York Mellon Corp.	3.442%	2/7/28	1,498	1,383
	Bank of Nova Scotia	0.650%	7/31/24	740	683
	Bank of Nova Scotia	1.450%	1/10/25	500	459
	Bank of Nova Scotia	2.200%	2/3/25	2,300	2,149
	Bank of Nova Scotia	3.450%	4/11/25	1,400	1,341
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,324
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,419
	Bank of Nova Scotia	1.050%	3/2/26	2,855	2,489
	Bank of Nova Scotia	2.700%	8/3/26	400	365
	Bank of Nova Scotia	1.300%	9/15/26	500	429
[7]	Bank of Nova Scotia	1.188%	10/13/26	310	270
	Bank of Nova Scotia	1.950%	2/2/27	1,400	1,218
[10]	Barclays plc	3.125%	1/17/24	425	456
	Barclays plc	4.375%	9/11/24	1,780	1,722
	Barclays plc	1.007%	12/10/24	1,280	1,205
	Barclays plc	3.650%	3/16/25	1,487	1,410
	Barclays plc	3.932%	5/7/25	1,965	1,889
	Barclays plc	4.375%	1/12/26	1,996	1,886
	Barclays plc	2.852%	5/7/26	1,240	1,127
	Barclays plc	5.200%	5/12/26	1,900	1,800
	Barclays plc	5.304%	8/9/26	1,100	1,057
	Barclays plc	2.279%	11/24/27	850	712
	Barclays plc	5.501%	8/9/28	800	751
[7]	BPCE SA	5.700%	10/22/23	900	895
[7]	BPCE SA	2.375%	1/14/25	1,000	923
[7]	BPCE SA	1.000%	1/20/26	930	803
[7]	BPCE SA	2.045%	10/19/27	1,100	929
[8,11]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	3.351%	4/26/23	360	231
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,099
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	1,192	1,138
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	1,500	1,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	2,460	2,130
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	600	552
	Capital One Bank USA NA	2.280%	1/28/26	1,535	1,426
	Capital One Financial Corp.	3.500%	6/15/23	40	40
	Capital One Financial Corp.	3.750%	4/24/24	476	466
[9]	Capital One Financial Corp.	0.800%	6/12/24	500	463
	Capital One Financial Corp.	3.300%	10/30/24	500	482
	Capital One Financial Corp.	1.343%	12/6/24	600	570
	Capital One Financial Corp.	4.166%	5/9/25	1,534	1,492
	Capital One Financial Corp.	4.200%	10/29/25	730	700
	Capital One Financial Corp.	2.636%	3/3/26	2,600	2,415
	Capital One Financial Corp.	3.750%	3/9/27	730	673
	Capital One Financial Corp.	1.878%	11/2/27	1,750	1,490
	Capital One Financial Corp.	4.927%	5/10/28	1,400	1,333
	Charles Schwab Corp.	3.625%	4/1/25	1,530	1,483
	Charles Schwab Corp.	3.850%	5/21/25	1,765	1,725
	Charles Schwab Corp.	0.900%	3/11/26	885	770
	Charles Schwab Corp.	1.150%	5/13/26	850	743
	Charles Schwab Corp.	2.450%	3/3/27	1,370	1,233
	Charles Schwab Corp.	3.300%	4/1/27	663	620
	Chubb INA Holdings Inc.	3.350%	5/15/24	1,278	1,248
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	685	627
	Chubb INA Holdings Inc.	3.150%	3/15/25	148	142
	Chubb INA Holdings Inc.	3.350%	5/3/26	1,718	1,622
	Citigroup Inc.	0.776%	10/30/24	880	837
	Citigroup Inc.	3.875%	3/26/25	795	763
	Citigroup Inc.	3.352%	4/24/25	900	869
	Citigroup Inc.	3.300%	4/27/25	395	377
	Citigroup Inc.	0.981%	5/1/25	1,105	1,025
	Citigroup Inc.	4.140%	5/24/25	723	707
	Citigroup Inc.	4.400%	6/10/25	887	862
	Citigroup Inc.	5.500%	9/13/25	60	60
	Citigroup Inc.	1.281%	11/3/25	600	549
	Citigroup Inc.	2.014%	1/25/26	1,310	1,205
	Citigroup Inc.	4.600%	3/9/26	1,984	1,918
	Citigroup Inc.	3.290%	3/17/26	800	755
	Citigroup Inc.	3.106%	4/8/26	3,235	3,034
	Citigroup Inc.	3.400%	5/1/26	800	747
[8]	Citigroup Inc.	5.610%	9/29/26	800	796
	Citigroup Inc.	3.200%	10/21/26	2,391	2,190
	Citigroup Inc.	4.300%	11/20/26	1,028	972
	Citigroup Inc.	1.122%	1/28/27	1,200	1,027
	Citigroup Inc.	1.462%	6/9/27	2,460	2,094
	Citigroup Inc.	4.450%	9/29/27	1,104	1,024
	Citigroup Inc.	3.887%	1/10/28	640	590
	Citigroup Inc.	3.070%	2/24/28	1,850	1,649
	Citigroup Inc.	4.658%	5/24/28	980	931
	Citigroup Inc.	3.668%	7/24/28	1,428	1,290
	CNO Financial Group Inc.	5.250%	5/30/25	750	741
[8,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	4.473%	9/10/30	600	380
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	1,015	970
	Cooperatieve Rabobank UA	3.875%	8/22/24	540	530
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	717
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,358
[7]	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,650
[7]	Corebridge Financial Inc.	3.650%	4/5/27	2,628	2,401
[10]	Credit Agricole SA	7.375%	12/18/23	650	729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	0.495%	2/2/24	270	251
	Credit Suisse AG	4.750%	8/9/24	1,700	1,655
	Credit Suisse AG	3.625%	9/9/24	1,740	1,658
	Credit Suisse AG	3.700%	2/21/25	800	751
	Credit Suisse AG	2.950%	4/9/25	1,100	1,011
[9]	Credit Suisse AG	1.500%	4/10/26	500	441
	Credit Suisse AG	1.250%	8/7/26	1,200	989
	Credit Suisse AG	5.000%	7/9/27	620	572
	Credit Suisse Group AG	3.800%	6/9/23	230	226
[7]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,321
	Credit Suisse Group AG	3.750%	3/26/25	470	438
[7]	Credit Suisse Group AG	6.373%	7/15/26	1,400	1,353
[7]	Credit Suisse Group AG	6.442%	8/11/28	800	744
[8,11]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	3.850%	3/8/24	310	198
[7]	Danske Bank A/S	1.226%	6/22/24	667	617
[7]	Danske Bank A/S	0.976%	9/10/25	1,250	1,133
[7]	Danske Bank A/S	1.549%	9/10/27	527	444
[9]	Danske Bank A/S	1.000%	5/15/31	100	82
[9]	de Volksbank NV	0.250%	6/22/26	800	675
	Deutsche Bank AG	0.898%	5/28/24	1,250	1,156
	Deutsche Bank AG	2.222%	9/18/24	935	891
	Deutsche Bank AG	1.447%	4/1/25	1,060	972
	Deutsche Bank AG	2.129%	11/24/26	2,400	2,040
	Deutsche Bank AG	2.311%	11/16/27	1,424	1,156
	Discover Bank	4.200%	8/8/23	1,235	1,225
	Discover Bank	2.450%	9/12/24	1,050	993
	Discover Bank	3.450%	7/27/26	1,140	1,038
	Discover Bank	4.682%	8/9/28	550	528
	Discover Financial Services	3.950%	11/6/24	165	161
	Discover Financial Services	3.750%	3/4/25	200	191
[7]	DNB Bank ASA	1.127%	9/16/26	1,420	1,241
[7]	F&G Global Funding	0.900%	9/20/24	320	291
[7]	F&G Global Funding	1.750%	6/30/26	590	512
[7]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	397	390
	Fifth Third Bancorp	3.650%	1/25/24	450	442
	First-Citizens Bank & Trust Co.	3.929%	6/19/24	250	247
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	515	484
[7]	Five Corners Funding Trust	4.419%	11/15/23	2,503	2,482
	FS KKR Capital Corp.	3.400%	1/15/26	440	388
	GATX Corp.	3.250%	3/30/25	60	57
	GATX Corp.	3.250%	9/15/26	290	266
	Goldman Sachs Group Inc.	0.627%	11/17/23	1,645	1,635
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,720	1,691
	Goldman Sachs Group Inc.	4.000%	3/3/24	690	680
	Goldman Sachs Group Inc.	3.000%	3/15/24	1,010	982
	Goldman Sachs Group Inc.	3.850%	7/8/24	565	553
	Goldman Sachs Group Inc.	0.657%	9/10/24	5,275	5,025
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,845	1,773
	Goldman Sachs Group Inc.	1.757%	1/24/25	1,865	1,773
	Goldman Sachs Group Inc.	3.500%	4/1/25	3,085	2,950
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,746	2,635
	Goldman Sachs Group Inc.	3.272%	9/29/25	3,207	3,056
	Goldman Sachs Group Inc.	4.250%	10/21/25	2,020	1,947
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,025	917
	Goldman Sachs Group Inc.	3.750%	2/25/26	910	863
[9]	Goldman Sachs Group Inc.	2.875%	6/3/26	600	563
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	1.093%	12/9/26	2,985	2,578
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,875	2,475
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,850	1,565
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,310	1,974
	Goldman Sachs Group Inc.	2.640%	2/24/28	1,865	1,620
[10]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	225
	Goldman Sachs Group Inc.	3.691%	6/5/28	1,500	1,358
	Goldman Sachs Group Inc.	4.482%	8/23/28	1,600	1,503
[8,11]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	3.503%	5/16/23	1,030	659
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	289
[13]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,131
[11]	HSBC Holdings plc	3.350%	2/16/24	291	183
	HSBC Holdings plc	4.250%	3/14/24	1,225	1,200
	HSBC Holdings plc	0.976%	5/24/25	1,800	1,654
	HSBC Holdings plc	4.250%	8/18/25	1,700	1,617
	HSBC Holdings plc	2.633%	11/7/25	1,584	1,467
	HSBC Holdings plc	4.300%	3/8/26	770	738
	HSBC Holdings plc	2.999%	3/10/26	1,390	1,285
	HSBC Holdings plc	1.645%	4/18/26	3,380	3,009
	HSBC Holdings plc	3.900%	5/25/26	908	851
	HSBC Holdings plc	2.099%	6/4/26	4,251	3,810
	HSBC Holdings plc	4.292%	9/12/26	1,730	1,632
	HSBC Holdings plc	1.589%	5/24/27	2,680	2,240
[10]	HSBC Holdings plc	1.750%	7/24/27	200	180
	HSBC Holdings plc	2.251%	11/22/27	1,200	1,008
	HSBC Holdings plc	4.041%	3/13/28	2,000	1,797
	HSBC Holdings plc	4.755%	6/9/28	1,400	1,284
	HSBC Holdings plc	5.210%	8/11/28	2,000	1,873
[8,11]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	3.404%	2/16/24	686	438
	Huntington Bancshares Inc.	4.350%	2/4/23	200	200
	Huntington Bancshares Inc.	4.443%	8/4/28	640	604
	ING Groep NV	3.550%	4/9/24	200	195
	ING Groep NV	1.726%	4/1/27	580	497
	Intercontinental Exchange Inc.	3.650%	5/23/25	800	774
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,086	1,048
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,700	1,612
[7]	Intesa Sanpaolo SpA	3.250%	9/23/24	800	753
	Invesco Finance plc	4.000%	1/30/24	1,370	1,349
	Invesco Finance plc	3.750%	1/15/26	406	388
	Jackson Financial Inc.	1.125%	11/22/23	700	668
	JPMorgan Chase & Co.	3.797%	7/23/24	480	474
	JPMorgan Chase & Co.	3.875%	9/10/24	100	98
	JPMorgan Chase & Co.	4.023%	12/5/24	937	922
	JPMorgan Chase & Co.	3.220%	3/1/25	4,167	4,033
	JPMorgan Chase & Co.	0.824%	6/1/25	3,408	3,153
	JPMorgan Chase & Co.	0.969%	6/23/25	2,700	2,498
	JPMorgan Chase & Co.	3.900%	7/15/25	1,230	1,191
	JPMorgan Chase & Co.	2.301%	10/15/25	3,735	3,503
	JPMorgan Chase & Co.	1.561%	12/10/25	1,400	1,284
	JPMorgan Chase & Co.	2.005%	3/13/26	3,330	3,048
	JPMorgan Chase & Co.	2.083%	4/22/26	4,680	4,264
	JPMorgan Chase & Co.	4.080%	4/26/26	2,000	1,922
	JPMorgan Chase & Co.	3.200%	6/15/26	1,138	1,056
	JPMorgan Chase & Co.	1.045%	11/19/26	4,434	3,841
	JPMorgan Chase & Co.	4.125%	12/15/26	688	650
	JPMorgan Chase & Co.	1.040%	2/4/27	2,460	2,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.578%	4/22/27	3,700	3,198
	JPMorgan Chase & Co.	1.470%	9/22/27	1,800	1,524
	JPMorgan Chase & Co.	3.782%	2/1/28	910	835
	JPMorgan Chase & Co.	2.947%	2/24/28	155	137
	JPMorgan Chase & Co.	4.323%	4/26/28	2,989	2,811
	JPMorgan Chase & Co.	4.851%	7/25/28	2,160	2,072
	Kemper Corp.	4.350%	2/15/25	290	282
	KeyBank NA	4.150%	8/8/25	700	680
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	110
	Lazard Group LLC	3.750%	2/13/25	230	222
[14,15]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lincoln National Corp.	4.000%	9/1/23	453	450
	Lloyds Banking Group plc	4.050%	8/16/23	1,035	1,023
	Lloyds Banking Group plc	3.900%	3/12/24	500	490
	Lloyds Banking Group plc	4.582%	12/10/25	1,475	1,419
	Lloyds Banking Group plc	2.438%	2/5/26	800	736
	Lloyds Banking Group plc	4.716%	8/11/26	1,200	1,154
	Lloyds Banking Group plc	3.750%	1/11/27	1,020	934
	Lloyds Banking Group plc	1.627%	5/11/27	585	497
[7]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,125
[9]	Luminor Bank A/S	0.792%	12/3/24	156	144
	M&T Bank Corp.	4.553%	8/16/28	2,400	2,311
[8,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	5.333%	5/28/30	1,460	943
[7]	Macquarie Group Ltd.	1.340%	1/12/27	1,270	1,087
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	383
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	851
[7]	Metropolitan Life Global Funding I	0.400%	1/7/24	660	624
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	610	585
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	2,515	2,399
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	925	857
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,322	1,280
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,430	1,283
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	600	592
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	2,565	2,361
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,600	1,583
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,100	1,002
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	255	230
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,185	1,866
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	800	679
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,800	1,557
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	500	480
[8,11]	Mitsubishi UFJ Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.313%	10/1/24	400	256
	Mizuho Financial Group Inc.	2.555%	9/13/25	1,052	989
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	300	278
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,110	1,008
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,630	1,379
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,300	1,105
	Morgan Stanley	0.560%	11/10/23	1,320	1,313
	Morgan Stanley	0.529%	1/25/24	3,565	3,508
	Morgan Stanley	0.731%	4/5/24	1,055	1,030
	Morgan Stanley	3.737%	4/24/24	962	952
	Morgan Stanley	3.700%	10/23/24	1,115	1,088
	Morgan Stanley	0.791%	1/22/25	1,800	1,686
	Morgan Stanley	0.790%	5/30/25	5,840	5,376
	Morgan Stanley	2.720%	7/22/25	4,058	3,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	4.000%	7/23/25	2,487	2,414
	Morgan Stanley	0.864%	10/21/25	390	354
	Morgan Stanley	1.164%	10/21/25	1,200	1,094
	Morgan Stanley	5.000%	11/24/25	2,945	2,910
	Morgan Stanley	3.875%	1/27/26	2,700	2,576
	Morgan Stanley	2.188%	4/28/26	3,947	3,622
[9]	Morgan Stanley	2.103%	5/8/26	667	621
	Morgan Stanley	4.679%	7/17/26	700	681
	Morgan Stanley	3.125%	7/27/26	195	180
	Morgan Stanley	4.350%	9/8/26	1,305	1,246
	Morgan Stanley	0.985%	12/10/26	1,842	1,589
	Morgan Stanley	3.625%	1/20/27	2,130	1,984
	Morgan Stanley	3.950%	4/23/27	856	796
	Morgan Stanley	1.593%	5/4/27	2,005	1,732
	Morgan Stanley	1.512%	7/20/27	2,450	2,089
[9]	Morgan Stanley	0.406%	10/29/27	314	264
	Morgan Stanley	2.475%	1/21/28	2,670	2,336
	Morgan Stanley	4.210%	4/20/28	900	842
	National Bank of Canada	0.750%	8/6/24	643	593
	National Bank of Canada	0.550%	11/15/24	577	547
[7]	Nationwide Building Society	3.766%	3/8/24	200	198
[7]	Nationwide Building Society	4.363%	8/1/24	950	938
[7]	Nationwide Building Society	1.000%	8/28/25	800	702
[7]	Nationwide Building Society	1.500%	10/13/26	300	255
[9]	Nationwide Building Society	2.000%	7/25/29	1,485	1,362
	Natwest Group plc	3.073%	5/22/28	400	344
	NatWest Group plc	2.359%	5/22/24	320	313
	NatWest Group plc	4.269%	3/22/25	2,553	2,481
[9]	NatWest Group plc	1.750%	3/2/26	400	367
	NatWest Group plc	4.800%	4/5/26	900	863
	NatWest Group plc	1.642%	6/14/27	700	589
	NatWest Group plc	5.516%	9/30/28	300	285
	NatWest Group plc	3.754%	11/1/29	1,180	1,093
[10]	NatWest Group plc	2.105%	11/28/31	200	174
[9]	NatWest Markets plc	0.125%	11/12/25	300	261
[10]	NIBC Bank NV	3.125%	11/15/23	500	537
	Nomura Holdings Inc.	2.648%	1/16/25	800	748
	Nomura Holdings Inc.	1.851%	7/16/25	300	271
	Nomura Holdings Inc.	1.653%	7/14/26	3,865	3,306
	Nomura Holdings Inc.	2.329%	1/22/27	700	601
	Nomura Holdings Inc.	5.386%	7/6/27	600	581
	Northern Trust Corp.	4.000%	5/10/27	1,100	1,065
[7]	Nuveen Finance LLC	4.125%	11/1/24	488	476
	OneMain Finance Corp.	3.500%	1/15/27	75	59
	ORIX Corp.	4.050%	1/16/24	150	148
	Owl Rock Capital Corp.	3.750%	7/22/25	330	303
	Owl Rock Capital Corp.	4.250%	1/15/26	60	55
	Owl Rock Capital Corp.	3.400%	7/15/26	1,286	1,106
[10]	Pension Insurance Corp. plc	6.500%	7/3/24	595	647
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	120	120
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	2,070	1,990
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,860	1,613
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	775	806
	Principal Financial Group Inc.	3.100%	11/15/26	175	160
	Progressive Corp.	2.500%	3/15/27	1,317	1,189
[7]	Protective Life Global Funding	0.473%	1/12/24	150	141
[7]	Protective Life Global Funding	1.618%	4/15/26	670	591
	Prudential Financial Inc.	5.200%	3/15/44	85	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	5.375%	5/15/45	110	104
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,103
[7]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	200	165
[10]	Rothesay Life plc	8.000%	10/30/25	645	712
	Royal Bank of Canada	2.550%	7/16/24	2,437	2,340
	Royal Bank of Canada	3.970%	7/26/24	1,250	1,229
	Royal Bank of Canada	0.750%	10/7/24	727	668
	Royal Bank of Canada	2.250%	11/1/24	1,623	1,537
	Royal Bank of Canada	1.600%	1/21/25	900	833
	Royal Bank of Canada	3.375%	4/14/25	900	866
	Royal Bank of Canada	1.150%	6/10/25	880	794
	Royal Bank of Canada	1.200%	4/27/26	2,220	1,933
	Royal Bank of Canada	1.150%	7/14/26	1,605	1,384
	Royal Bank of Canada	1.400%	11/2/26	495	424
	Royal Bank of Canada	3.625%	5/4/27	500	465
	Royal Bank of Canada	4.240%	8/3/27	100	96
	Santander Holdings USA Inc.	3.500%	6/7/24	1,410	1,367
	Santander Holdings USA Inc.	3.450%	6/2/25	1,315	1,233
	Santander UK Group Holdings plc	3.373%	1/5/24	2,227	2,213
	Santander UK Group Holdings plc	4.796%	11/15/24	820	809
	Santander UK Group Holdings plc	1.532%	8/21/26	1,125	975
	Santander UK Group Holdings plc	1.673%	6/14/27	2,085	1,729
	Santander UK Group Holdings plc	2.469%	1/11/28	1,298	1,081
	Santander UK plc	4.000%	3/13/24	1,730	1,702
[7]	SBL Holdings Inc.	5.125%	11/13/26	455	416
[10]	Scottish Widows Ltd.	5.500%	6/16/23	911	1,008
[7]	Security Benefit Global Funding	1.250%	5/17/24	405	377
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	255
[8,11]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	4.859%	6/28/25	750	482
	State Street Corp.	2.354%	11/1/25	1,861	1,760
	Stifel Financial Corp.	4.250%	7/18/24	485	476
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,096	4,871
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	200	189
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	520	487
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,485	1,338
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,900	1,803
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,480	1,338
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,700	1,454
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	626
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	523
[8,11]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	3.441%	10/16/24	885	565
	SVB Financial Group	1.800%	10/28/26	1,000	859
[7]	Svenska Handelsbanken AB	0.550%	6/11/24	700	651
	Synchrony Bank	5.400%	8/22/25	900	878
	Synchrony Financial	4.250%	8/15/24	965	941
	Synchrony Financial	4.500%	7/23/25	1,006	959
	Synchrony Financial	3.700%	8/4/26	735	671
	Toronto-Dominion Bank	4.285%	9/13/24	2,700	2,659
	Toronto-Dominion Bank	3.766%	6/6/25	2,400	2,319
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	946
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,716
	Toronto-Dominion Bank	1.250%	9/10/26	2,700	2,309
	Toronto-Dominion Bank	2.800%	3/10/27	3,085	2,784
	Toronto-Dominion Bank	4.108%	6/8/27	1,300	1,228
	Toronto-Dominion Bank	3.625%	9/15/31	160	147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8,11]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	2.980%	7/10/24	520	333
	Trinity Acquisition plc	4.400%	3/15/26	40	38
	Truist Bank	2.150%	12/6/24	878	826
	Truist Bank	1.500%	3/10/25	1,180	1,086
	Truist Bank	3.625%	9/16/25	635	607
	Truist Bank	2.636%	9/17/29	500	465
	Truist Financial Corp.	2.500%	8/1/24	555	532
	Truist Financial Corp.	4.000%	5/1/25	561	547
	Truist Financial Corp.	1.200%	8/5/25	735	661
	Truist Financial Corp.	1.267%	3/2/27	470	410
[7]	UBS AG	1.250%	6/1/26	400	345
[7]	UBS Group AG	4.125%	9/24/25	257	246
[7]	UBS Group AG	4.125%	4/15/26	250	237
[7]	UBS Group AG	1.364%	1/30/27	925	791
[7]	UBS Group AG	1.494%	8/10/27	700	588
	US Bancorp	3.100%	4/27/26	300	280
	US Bancorp	2.375%	7/22/26	800	731
	US Bancorp	4.548%	7/22/28	4,800	4,639
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
[11]	Wells Fargo & Co.	4.750%	8/27/24	1,000	633
	Wells Fargo & Co.	3.000%	2/19/25	3,232	3,071
	Wells Fargo & Co.	0.805%	5/19/25	840	779
	Wells Fargo & Co.	3.550%	9/29/25	2,876	2,738
	Wells Fargo & Co.	2.406%	10/30/25	4,810	4,495
	Wells Fargo & Co.	2.164%	2/11/26	3,290	3,029
	Wells Fargo & Co.	3.000%	4/22/26	700	641
	Wells Fargo & Co.	2.188%	4/30/26	4,070	3,721
	Wells Fargo & Co.	4.100%	6/3/26	2,995	2,852
	Wells Fargo & Co.	4.540%	8/15/26	600	581
	Wells Fargo & Co.	3.000%	10/23/26	2,140	1,940
[9]	Wells Fargo & Co.	1.375%	10/26/26	710	619
	Wells Fargo & Co.	3.196%	6/17/27	1,000	910
	Wells Fargo & Co.	4.300%	7/22/27	800	749
	Wells Fargo & Co.	3.526%	3/24/28	2,275	2,065
	Wells Fargo & Co.	3.584%	5/22/28	1,865	1,687
	Wells Fargo & Co.	2.393%	6/2/28	1,019	874
	Wells Fargo & Co.	4.808%	7/25/28	2,160	2,064
[10]	Wells Fargo Bank NA	5.250%	8/1/23	1,000	1,108
[7]	Westpac Banking Corp.	1.552%	9/30/26	220	195
[11]	Westpac Banking Corp.	4.800%	6/14/28	200	128
	Westpac Banking Corp.	2.894%	2/4/30	2,091	1,925
	Westpac Banking Corp.	4.322%	11/23/31	925	845
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	3.704%	2/16/28	100	64
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	3.671%	1/29/31	200	125
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	4.705%	6/22/28	1,600	1,025
[8,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	4.413%	8/27/29	600	386
	Willis North America Inc.	3.600%	5/15/24	1,805	1,751
	Willis North America Inc.	4.650%	6/15/27	600	570
					623,148
Health Care (6.4%)
	AbbVie Inc.	2.300%	11/21/22	3,780	3,771
	AbbVie Inc.	3.850%	6/15/24	1,414	1,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	2.600%	11/21/24	6,922	6,594
	AbbVie Inc.	3.800%	3/15/25	3,910	3,786
	AbbVie Inc.	3.600%	5/14/25	700	673
	AbbVie Inc.	3.200%	5/14/26	250	234
	AbbVie Inc.	2.950%	11/21/26	4,885	4,469
	Aetna Inc.	3.500%	11/15/24	330	321
[7]	Alcon Finance Corp.	2.750%	9/23/26	650	583
[9]	American Medical Systems Europe BV	0.750%	3/8/25	758	699
	AmerisourceBergen Corp.	0.737%	3/15/23	758	745
	Amgen Inc.	3.125%	5/1/25	565	542
	Amgen Inc.	2.200%	2/21/27	1,000	891
	Amgen Inc.	3.200%	11/2/27	223	205
	Anthem Inc.	3.500%	8/15/24	350	342
	Anthem Inc.	2.375%	1/15/25	545	514
	Anthem Inc.	1.500%	3/15/26	1,205	1,070
	Astrazeneca Finance LLC	1.200%	5/28/26	2,220	1,951
	AstraZeneca plc	3.375%	11/16/25	2,200	2,101
	Baxalta Inc.	4.000%	6/23/25	1,200	1,164
	Baxter International Inc.	1.322%	11/29/24	4,200	3,877
	Baxter International Inc.	1.915%	2/1/27	6,085	5,281
[7]	Bayer US Finance II LLC	3.875%	12/15/23	4,990	4,902
[7]	Bayer US Finance LLC	3.375%	10/8/24	730	704
	Becton Dickinson and Co.	3.363%	6/6/24	1,076	1,047
	Becton Dickinson and Co.	3.700%	6/6/27	2,230	2,077
	Boston Scientific Corp.	3.450%	3/1/24	803	786
	Boston Scientific Corp.	1.900%	6/1/25	1,360	1,254
	Cardinal Health Inc.	3.079%	6/15/24	495	478
	Cigna Corp.	0.613%	3/15/24	600	565
	Cigna Corp.	3.500%	6/15/24	1,268	1,239
	Cigna Corp.	3.250%	4/15/25	1,000	957
	Cigna Corp.	4.125%	11/15/25	2,595	2,519
	Cigna Corp.	4.500%	2/25/26	100	98
	Cigna Corp.	1.250%	3/15/26	700	613
	Cigna Corp.	3.400%	3/1/27	2,000	1,841
	CommonSpirit Health	4.200%	8/1/23	100	99
	CommonSpirit Health	2.760%	10/1/24	1,600	1,524
	CommonSpirit Health	1.547%	10/1/25	1,075	954
[7]	CSL UK Holdings Ltd.	3.850%	4/27/27	320	303
	CVS Health Corp.	2.625%	8/15/24	1,900	1,824
	CVS Health Corp.	4.100%	3/25/25	770	754
	CVS Health Corp.	3.875%	7/20/25	1,445	1,402
	CVS Health Corp.	2.875%	6/1/26	800	742
	CVS Health Corp.	3.000%	8/15/26	1,500	1,387
	CVS Health Corp.	3.625%	4/1/27	1,925	1,802
	CVS Health Corp.	1.300%	8/21/27	1,000	835
	Danaher Corp.	3.350%	9/15/25	300	288
	DH Europe Finance II Sarl	2.200%	11/15/24	3,160	2,989
[9]	DH Europe Finance II Sarl	0.200%	3/18/26	565	496
	Dignity Health	3.812%	11/1/24	30	29
	Encompass Health Corp.	4.500%	2/1/28	60	52
	Gilead Sciences Inc.	0.750%	9/29/23	2,102	2,020
	Gilead Sciences Inc.	3.700%	4/1/24	1,922	1,893
	Gilead Sciences Inc.	3.500%	2/1/25	2,042	1,973
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	2,968
	Gilead Sciences Inc.	2.950%	3/1/27	300	273
	HCA Inc.	5.000%	3/15/24	3,229	3,207
	HCA Inc.	5.250%	4/15/25	1,700	1,668
	HCA Inc.	5.250%	6/15/26	1,240	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	4.500%	2/15/27	1,113	1,042
[7]	HCA Inc.	3.125%	3/15/27	1,155	1,020
[7]	Highmark Inc.	1.450%	5/10/26	1,760	1,547
	Humana Inc.	3.850%	10/1/24	460	449
	Humana Inc.	4.500%	4/1/25	1,500	1,478
	Humana Inc.	3.950%	3/15/27	1,550	1,455
	McKesson Corp.	2.700%	12/15/22	1,700	1,695
	McKesson Corp.	3.796%	3/15/24	2,300	2,266
	McKesson Corp.	0.900%	12/3/25	1,000	876
	McKesson Corp.	1.300%	8/15/26	1,150	995
[9]	Medtronic Global Holdings SCA	2.625%	10/15/25	172	166
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,343
[7]	Mylan Inc.	3.125%	1/15/23	865	861
[7]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	290	248
	PerkinElmer Inc.	0.850%	9/15/24	1,915	1,776
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	257
	Quest Diagnostics Inc.	3.500%	3/30/25	345	332
	Quest Diagnostics Inc.	3.450%	6/1/26	100	94
[7]	Roche Holdings Inc.	2.132%	3/10/25	450	425
[7]	Roche Holdings Inc.	2.314%	3/10/27	1,490	1,342
	Royalty Pharma plc	1.200%	9/2/25	1,050	929
	Royalty Pharma plc	1.750%	9/2/27	1,000	825
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,120	3,803
	Stryker Corp.	1.150%	6/15/25	900	813
	Stryker Corp.	3.375%	11/1/25	40	38
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	50	48
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	195	181
[7]	Tenet Healthcare Corp.	4.250%	6/1/29	78	65
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	6,165	5,930
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	5,500	5,120
	UnitedHealth Group Inc.	3.750%	7/15/25	180	175
	UnitedHealth Group Inc.	1.250%	1/15/26	340	303
	Utah Acquisition Sub Inc.	3.950%	6/15/26	2,760	2,514
	Viatris Inc.	1.650%	6/22/25	1,824	1,624
	Viatris Inc.	2.300%	6/22/27	1,044	853
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,263
	Zoetis Inc.	4.500%	11/13/25	1,200	1,181
	Zoetis Inc.	3.000%	9/12/27	790	711
					138,006
Industrials (5.3%)
[7]	Air Canada	3.875%	8/15/26	105	90
[7]	Allison Transmission Inc.	4.750%	10/1/27	90	80
[7]	American Airlines Inc.	11.750%	7/15/25	42	44
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	226
[7]	AP Moller - Maersk A/S	3.875%	9/28/25	800	773
[11]	Aurizon Network Pty Ltd.	4.000%	6/21/24	600	376
	Boeing Co.	4.508%	5/1/23	5,522	5,504
	Boeing Co.	1.875%	6/15/23	775	759
	Boeing Co.	1.433%	2/4/24	7,450	7,083
	Boeing Co.	2.800%	3/1/24	875	843
	Boeing Co.	2.850%	10/30/24	245	232
	Boeing Co.	4.875%	5/1/25	6,865	6,697
	Boeing Co.	2.600%	10/30/25	348	317
	Boeing Co.	2.750%	2/1/26	1,040	941
	Boeing Co.	2.196%	2/4/26	11,149	9,898
	Boeing Co.	2.250%	6/15/26	250	220
	Boeing Co.	2.700%	2/1/27	940	817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	5.040%	5/1/27	2,085	2,008
[11]	Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	400	246
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	500
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	314
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	955
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	73
	Carrier Global Corp.	2.242%	2/15/25	614	574
	Caterpillar Financial Services Corp.	0.800%	11/13/25	200	177
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	524
[7]	Clean Harbors Inc.	4.875%	7/15/27	305	279
	CNH Industrial Capital LLC	1.875%	1/15/26	2,527	2,252
	CNH Industrial Capital LLC	1.450%	7/15/26	1,160	1,001
	CNH Industrial NV	4.500%	8/15/23	1,620	1,609
	CSX Corp.	3.350%	11/1/25	140	133
[7]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	2,215	2,111
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	815	746
	Dover Corp.	3.150%	11/15/25	210	198
[9]	easyJet plc	0.875%	6/11/25	425	374
	Embraer Overseas Ltd.	5.696%	9/16/23	37	37
	Emerson Electric Co.	0.875%	10/15/26	425	365
	General Dynamics Corp.	3.250%	4/1/25	1,660	1,603
	General Dynamics Corp.	3.500%	5/15/25	630	613
	General Dynamics Corp.	3.500%	4/1/27	660	624
[9]	Heathrow Funding Ltd.	1.500%	10/12/27	200	180
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	285	311
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	2,105	2,017
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	960	861
	John Deere Capital Corp.	3.400%	6/6/25	1,900	1,837
	John Deere Capital Corp.	4.050%	9/8/25	1,130	1,110
	John Deere Capital Corp.	1.300%	10/13/26	300	262
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,001
	John Deere Capital Corp.	4.150%	9/15/27	2,430	2,358
	Johnson Controls International plc	3.625%	7/2/24	303	296
	Johnson Controls International plc	3.900%	2/14/26	80	77
	L3Harris Technologies Inc.	3.850%	6/15/23	3,971	3,950
	L3Harris Technologies Inc.	3.950%	5/28/24	672	661
	L3Harris Technologies Inc.	3.832%	4/27/25	155	150
	L3Harris Technologies Inc.	3.850%	12/15/26	780	736
	Lennox International Inc.	1.350%	8/1/25	230	205
	Lennox International Inc.	1.700%	8/1/27	200	168
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	370	208
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,560	6,426
[7]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	1,450	1,385
[7]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	205	186
[8,11]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	3.437%	7/12/24	250	159
	Norfolk Southern Corp.	3.650%	8/1/25	270	260
	Norfolk Southern Corp.	2.900%	6/15/26	520	484
	Northrop Grumman Corp.	2.930%	1/15/25	2,112	2,017
	Otis Worldwide Corp.	2.056%	4/5/25	3,710	3,437
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,120	704
	Parker-Hannifin Corp.	3.650%	6/15/24	2,650	2,592
	Parker-Hannifin Corp.	4.250%	9/15/27	920	876
	Quanta Services Inc.	0.950%	10/1/24	350	320
	Raytheon Technologies Corp.	3.200%	3/15/24	3,365	3,292
	Raytheon Technologies Corp.	3.950%	8/16/25	1,620	1,580
	Raytheon Technologies Corp.	3.500%	3/15/27	1,349	1,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.125%	5/4/27	730	671
	Republic Services Inc.	3.200%	3/15/25	385	368
	Republic Services Inc.	0.875%	11/15/25	500	441
	Republic Services Inc.	2.900%	7/1/26	140	129
[7]	Rolls-Royce plc	3.625%	10/14/25	90	77
[7]	Rolls-Royce plc	5.750%	10/15/27	350	304
	Ryder System Inc.	3.650%	3/18/24	2,405	2,356
	Ryder System Inc.	1.750%	9/1/26	710	621
	Ryder System Inc.	2.850%	3/1/27	891	793
[7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	1,189	1,123
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	1,250	1,091
	Southwest Airlines Co.	2.750%	11/16/22	1,000	997
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,264
	Southwest Airlines Co.	3.000%	11/15/26	200	182
	Southwest Airlines Co.	5.125%	6/15/27	1,570	1,538
	Southwest Airlines Co.	3.450%	11/16/27	270	243
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	596
	Teledyne Technologies Inc.	1.600%	4/1/26	2,150	1,871
[7]	TransDigm Inc.	8.000%	12/15/25	475	482
[7]	TransDigm Inc.	6.250%	3/15/26	190	184
	TransDigm Inc.	5.500%	11/15/27	150	130
	Tyco Electronics Group SA	3.700%	2/15/26	720	693
	Tyco Electronics Group SA	3.125%	8/15/27	700	642
	Union Pacific Corp.	3.150%	3/1/24	1,150	1,127
	Union Pacific Corp.	3.250%	8/15/25	470	452
	Union Pacific Corp.	2.750%	3/1/26	300	279
	Union Pacific Corp.	3.000%	4/15/27	210	194
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	239	220
[7]	United Airlines Inc.	4.375%	4/15/26	300	268
	United Rentals North America Inc.	3.875%	11/15/27	222	199
[4,15]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1	1
	Waste Management Inc.	0.750%	11/15/25	790	697
[9]	Wizz Air Finance Co. BV	1.350%	1/19/24	100	91
[11]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	197
					114,106
Materials (2.0%)
	Albemarle Corp.	4.650%	6/1/27	500	478
	ArcelorMittal SA	4.550%	3/11/26	475	456
[7]	Arconic Corp.	6.000%	5/15/25	35	34
[7]	Arconic Corp.	6.125%	2/15/28	65	57
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	234
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	155	129
	Avery Dennison Corp.	0.850%	8/15/24	650	603
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	72
	Ball Corp.	4.875%	3/15/26	75	71
	Berry Global Inc.	0.950%	2/15/24	2,365	2,222
	Berry Global Inc.	1.570%	1/15/26	3,717	3,249
[7]	Berry Global Inc.	4.875%	7/15/26	458	431
	Berry Global Inc.	1.650%	1/15/27	725	603
[7]	Berry Global Inc.	5.625%	7/15/27	705	654
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	123
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	45	35
	Celanese US Holdings LLC	5.900%	7/5/24	1,290	1,273
	Celanese US Holdings LLC	6.050%	3/15/25	2,020	1,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Celanese US Holdings LLC	4.777%	7/19/26	100	92
	Celanese US Holdings LLC	6.165%	7/15/27	860	812
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,124
	Dow Chemical Co.	4.550%	11/30/25	790	778
	DuPont de Nemours Inc.	4.205%	11/15/23	2,107	2,094
	DuPont de Nemours Inc.	4.493%	11/15/25	1,890	1,859
	Eastman Chemical Co.	3.800%	3/15/25	670	645
	EI du Pont de Nemours and Co.	1.700%	7/15/25	460	423
[7]	Element Solutions Inc.	3.875%	9/1/28	210	169
	FMC Corp.	3.200%	10/1/26	400	369
[7]	Freeport Indonesia PT	4.763%	4/14/27	240	217
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	778
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	245
[7]	Georgia-Pacific LLC	0.625%	5/15/24	2,365	2,196
[7]	Georgia-Pacific LLC	1.750%	9/30/25	2,160	1,963
[7]	Georgia-Pacific LLC	0.950%	5/15/26	2,250	1,950
[7]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,568
[9]	Glencore Finance Europe Ltd.	1.750%	3/17/25	214	198
[9]	Glencore Finance Europe Ltd.	3.750%	4/1/26	313	299
[7]	Graphic Packaging International LLC	0.821%	4/15/24	477	443
[7]	Graphic Packaging International LLC	3.500%	3/15/28	20	17
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	75	62
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	763
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	314	306
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	50	42
[7]	Ingevity Corp.	3.875%	11/1/28	70	58
	LYB International Finance III LLC	1.250%	10/1/25	1,609	1,417
	LyondellBasell Industries NV	5.750%	4/15/24	1,215	1,224
	Martin Marietta Materials Inc.	0.650%	7/15/23	500	483
	Nucor Corp.	3.950%	5/23/25	300	291
	Nucor Corp.	2.000%	6/1/25	831	766
	Nucor Corp.	4.300%	5/23/27	300	288
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,017
	Packaging Corp. of America	3.650%	9/15/24	11	11
[7]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	106	89
[9]	PPG Industries Inc.	1.875%	6/1/25	732	683
	PPG Industries Inc.	1.200%	3/15/26	955	833
	RPM International Inc.	3.750%	3/15/27	350	323
	Sherwin-Williams Co.	4.250%	8/8/25	960	937
	Steel Dynamics Inc.	2.800%	12/15/24	445	423
	Steel Dynamics Inc.	2.400%	6/15/25	530	490
	WRKCo Inc.	3.000%	9/15/24	937	896
	WRKCo Inc.	3.750%	3/15/25	270	260
	WRKCo Inc.	3.375%	9/15/27	100	91
					42,690
Real Estate (3.9%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	800	781
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	2,229	2,137
	American Tower Corp.	0.600%	1/15/24	4,060	3,835
	American Tower Corp.	3.375%	5/15/24	930	905
	American Tower Corp.	2.950%	1/15/25	1,886	1,788
	American Tower Corp.	2.400%	3/15/25	2,218	2,066
	American Tower Corp.	4.000%	6/1/25	1,060	1,024
	American Tower Corp.	1.600%	4/15/26	2,220	1,941
	American Tower Corp.	1.450%	9/15/26	990	845
	American Tower Corp.	3.375%	10/15/26	1,040	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Tower Corp.	0.450%	1/15/27	563	466
	American Tower Corp.	2.750%	1/15/27	838	741
[9]	American Tower Corp.	0.400%	2/15/27	256	209
	American Tower Corp.	3.550%	7/15/27	320	290
[9]	Aroundtown SA	0.625%	7/9/25	1,300	1,096
[9]	Aroundtown SA	3.375%	12/31/99	100	63
	AvalonBay Communities Inc.	2.850%	3/15/23	400	396
	AvalonBay Communities Inc.	2.950%	5/11/26	600	555
	AvalonBay Communities Inc.	2.900%	10/15/26	200	184
[9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	773
[9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	134
	Boston Properties LP	3.800%	2/1/24	150	147
	Boston Properties LP	3.200%	1/15/25	280	267
	Boston Properties LP	2.750%	10/1/26	402	361
	Brandywine Operating Partnership LP	3.950%	2/15/23	390	388
	Brandywine Operating Partnership LP	4.100%	10/1/24	390	378
	Brandywine Operating Partnership LP	3.950%	11/15/27	198	175
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,335	2,261
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	1,001
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	305
	Camden Property Trust	4.250%	1/15/24	1,518	1,499
	Camden Property Trust	3.500%	9/15/24	180	174
	Corporate Office Properties LP	2.250%	3/15/26	1,913	1,672
	Crown Castle International Corp.	3.200%	9/1/24	2,430	2,350
	Crown Castle International Corp.	1.350%	7/15/25	860	772
	Crown Castle International Corp.	4.450%	2/15/26	1,530	1,476
	Crown Castle International Corp.	3.700%	6/15/26	2,200	2,063
	Crown Castle International Corp.	1.050%	7/15/26	2,285	1,935
	Crown Castle International Corp.	4.000%	3/1/27	210	196
	Crown Castle International Corp.	2.900%	3/15/27	570	507
[7]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	88	72
	CubeSmart LP	4.000%	11/15/25	240	230
[9]	Digital Dutch Finco BV	0.625%	7/15/25	420	368
	Duke Realty LP	3.250%	6/30/26	430	397
	Equinix Inc.	1.450%	5/15/26	290	251
	Equinix Inc.	2.900%	11/18/26	480	431
	Equinix Inc.	1.800%	7/15/27	450	376
	ERP Operating LP	3.375%	6/1/25	800	763
	ERP Operating LP	2.850%	11/1/26	246	226
[9]	Fastighets AB Balder	1.875%	3/14/25	300	257
	Federal Realty Investment Trust	3.950%	1/15/24	724	715
	Federal Realty Investment Trust	3.250%	7/15/27	323	293
	Healthcare Realty Holdings LP Co.	3.875%	5/1/25	200	191
	Healthpeak Properties Inc.	3.400%	2/1/25	114	109
	Healthpeak Properties Inc.	1.350%	2/1/27	700	594
[9]	Heimstaden Bostad AB	1.125%	1/21/26	500	420
	Highwoods Realty LP	3.625%	1/15/23	170	170
	Highwoods Realty LP	3.875%	3/1/27	762	702
	Host Hotels & Resorts LP	4.000%	6/15/25	366	348
	IIP Operating Partnership LP	5.500%	5/25/26	350	308
	Kilroy Realty LP	3.450%	12/15/24	1,269	1,216
	Kilroy Realty LP	4.375%	10/1/25	190	183
	Kimco Realty Corp.	4.450%	1/15/24	340	336
	Kimco Realty Corp.	2.700%	3/1/24	885	858
	Kimco Realty Corp.	3.300%	2/1/25	1,770	1,701
	Kimco Realty Corp.	2.800%	10/1/26	210	190
	Kimco Realty Corp.	3.800%	4/1/27	316	294
[9]	Kojamo OYJ	1.500%	6/19/24	150	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Logicor Financing Sarl	0.750%	7/15/24	200	183
[9]	Logicor Financing Sarl	2.250%	5/13/25	145	133
	Mid-America Apartments LP	3.750%	6/15/24	260	254
	Mid-America Apartments LP	4.000%	11/15/25	300	291
	Mid-America Apartments LP	1.100%	9/15/26	770	657
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	150	130
	National Retail Properties Inc.	3.900%	6/15/24	805	787
	National Retail Properties Inc.	4.000%	11/15/25	615	589
	Office Properties Income Trust	2.650%	6/15/26	468	351
	Omega Healthcare Investors Inc.	4.375%	8/1/23	75	74
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	521
	Omega Healthcare Investors Inc.	4.500%	1/15/25	401	391
	Omega Healthcare Investors Inc.	5.250%	1/15/26	970	941
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	186
	Prologis LP	2.125%	4/15/27	325	288
	Public Storage	1.500%	11/9/26	575	507
	Realty Income Corp.	4.600%	2/6/24	1,305	1,300
	Realty Income Corp.	3.875%	4/15/25	945	919
	Realty Income Corp.	4.625%	11/1/25	2,675	2,635
	Realty Income Corp.	0.750%	3/15/26	330	283
	Realty Income Corp.	4.875%	6/1/26	3,380	3,329
	Realty Income Corp.	4.125%	10/15/26	1,396	1,339
[10]	Realty Income Corp.	1.875%	1/14/27	182	168
[10]	Realty Income Corp.	1.125%	7/13/27	400	348
	Regency Centers LP	3.750%	6/15/24	40	39
	Sabra Health Care LP	5.125%	8/15/26	1,420	1,333
[9]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	300	244
[9]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	100	73
	Simon Property Group LP	3.750%	2/1/24	1,060	1,045
	Simon Property Group LP	2.000%	9/13/24	1,629	1,539
	Simon Property Group LP	3.375%	10/1/24	1,410	1,368
	Simon Property Group LP	3.500%	9/1/25	1,605	1,533
	Simon Property Group LP	3.250%	11/30/26	800	740
	Simon Property Group LP	1.375%	1/15/27	750	641
	UDR Inc.	2.950%	9/1/26	400	363
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	240	234
	Ventas Realty LP	3.500%	4/15/24	1,295	1,262
	Ventas Realty LP	3.750%	5/1/24	595	581
	Ventas Realty LP	2.650%	1/15/25	390	367
	Ventas Realty LP	3.500%	2/1/25	180	172
	Ventas Realty LP	3.250%	10/15/26	765	702
[7]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	483	474
[7]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	276	260
	Vornado Realty LP	2.150%	6/1/26	400	338
[7]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	198
	Welltower Inc.	3.625%	3/15/24	840	821
	Welltower Inc.	4.000%	6/1/25	2,343	2,252
	Welltower Inc.	4.250%	4/1/26	195	187
[10]	Westfield America Management Ltd.	2.125%	3/30/25	200	192
					84,806
Technology (4.2%)
	Apple Inc.	3.250%	2/23/26	470	451
	Apple Inc.	2.050%	9/11/26	951	865
	Apple Inc.	3.200%	5/11/27	1,900	1,791
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	250	239
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,570	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	3.625%	10/15/24	2,886	2,807
	Broadcom Inc.	3.150%	11/15/25	1,260	1,184
	Broadcom Inc.	3.459%	9/15/26	830	770
[7]	Clarivate Science Holdings Corp.	3.875%	7/1/28	125	103
	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	828
	Dell International LLC / EMC Corp.	5.850%	7/15/25	1,935	1,950
	Dell International LLC / EMC Corp.	6.020%	6/15/26	5,220	5,241
	Dell International LLC / EMC Corp.	6.100%	7/15/27	910	918
[9]	DXC Technology Co.	1.750%	1/15/26	285	257
	DXC Technology Co.	1.800%	9/15/26	170	146
[7]	Entegris Escrow Corp.	4.750%	4/15/29	120	106
	Equifax Inc.	2.600%	12/1/24	3,101	2,942
	Equifax Inc.	2.600%	12/15/25	1,600	1,465
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	881
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	493
	Fiserv Inc.	2.750%	7/1/24	5,290	5,079
	Fiserv Inc.	3.200%	7/1/26	1,480	1,364
	Global Payments Inc.	1.500%	11/15/24	990	912
	Global Payments Inc.	1.200%	3/1/26	2,502	2,153
	Global Payments Inc.	2.150%	1/15/27	2,620	2,243
	HP Inc.	2.200%	6/17/25	2,670	2,473
	HP Inc.	1.450%	6/17/26	2,600	2,243
	HP Inc.	3.000%	6/17/27	300	266
	Intel Corp.	3.750%	3/25/27	150	144
	Intel Corp.	3.750%	8/5/27	3,200	3,038
	International Business Machines Corp.	3.300%	5/15/26	3,960	3,734
	Juniper Networks Inc.	1.200%	12/10/25	690	605
	Marvell Technology Inc.	4.200%	6/22/23	750	748
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	20	20
	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,334
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	516
	Oracle Corp.	2.400%	9/15/23	2,540	2,477
	Oracle Corp.	3.400%	7/8/24	1,035	1,007
	Oracle Corp.	2.950%	11/15/24	1,395	1,331
	Oracle Corp.	2.500%	4/1/25	4,103	3,828
	Oracle Corp.	2.950%	5/15/25	1,570	1,476
	Oracle Corp.	1.650%	3/25/26	3,391	2,974
	Oracle Corp.	2.650%	7/15/26	2,702	2,431
	Oracle Corp.	2.800%	4/1/27	880	778
	PayPal Holdings Inc.	3.900%	6/1/27	410	393
[7]	Qorvo Inc.	1.750%	12/15/24	440	403
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,077
	Roper Technologies Inc.	3.800%	12/15/26	366	347
[7]	S&P Global Inc.	2.450%	3/1/27	2,160	1,939
[7]	Sabre GLBL Inc.	7.375%	9/1/25	103	92
	Skyworks Solutions Inc.	0.900%	6/1/23	340	330
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	6,846
[7]	SS&C Technologies Inc.	5.500%	9/30/27	120	110
	Verisk Analytics Inc.	4.000%	6/15/25	1,380	1,336
[9]	Visa Inc.	1.500%	6/15/26	955	881
	VMware Inc.	4.500%	5/15/25	4,554	4,453
	VMware Inc.	1.400%	8/15/26	2,460	2,107
	Workday Inc.	3.500%	4/1/27	870	806
					90,178
Utilities (3.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	410	381
[8,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	2.962%	1/8/26	140	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.750%	9/1/27	1,615	1,526
	Ameren Corp.	2.500%	9/15/24	1,060	1,006
	Ameren Corp.	3.650%	2/15/26	260	247
	Ameren Corp.	1.950%	3/15/27	520	450
	Ameren Illinois Co.	3.250%	3/1/25	340	328
	American Electric Power Co. Inc.	2.031%	3/15/24	780	746
	American Electric Power Co. Inc.	1.000%	11/1/25	325	285
[8,11]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	3.463%	7/1/24	500	316
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	590	580
	Black Hills Corp.	1.037%	8/23/24	1,000	925
[9]	Cadent Finance plc	0.625%	9/22/24	430	394
[7]	Calpine Corp.	4.500%	2/15/28	46	40
	CenterPoint Energy Inc.	2.500%	9/1/24	580	552
	CenterPoint Energy Inc.	1.450%	6/1/26	1,360	1,192
	Consolidated Edison Inc.	0.650%	12/1/23	1,340	1,277
[11]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	149
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,484
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,044
	Dominion Energy Inc.	2.850%	8/15/26	500	457
[8]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	3.823%	9/15/23	1,100	1,097
	DTE Energy Co.	1.050%	6/1/25	1,125	1,006
	DTE Energy Co.	2.850%	10/1/26	1,240	1,131
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	258	224
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,271
	Duke Energy Corp.	2.650%	9/1/26	509	462
	Duke Energy Corp.	4.300%	3/15/28	535	504
	Duke Energy Progress LLC	3.250%	8/15/25	300	287
[10]	E.ON International Finance BV	5.625%	12/6/23	100	111
[7]	East Ohio Gas Co.	1.300%	6/15/25	285	256
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	574	556
[7]	Electricite de France SA	4.500%	9/21/28	200	187
[9]	Energias de Portugal SA	2.875%	6/1/26	300	285
[7]	Engie SA	2.875%	10/10/22	275	275
	Entergy Arkansas LLC	3.500%	4/1/26	690	656
	Entergy Corp.	0.900%	9/15/25	1,305	1,149
	Entergy Corp.	2.950%	9/1/26	3,170	2,897
	Entergy Louisiana LLC	0.620%	11/17/23	632	605
	Entergy Louisiana LLC	0.950%	10/1/24	540	501
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,072
	Evergy Inc.	2.450%	9/15/24	1,500	1,420
	Evergy Kansas Central Inc.	2.550%	7/1/26	477	435
	Eversource Energy	0.800%	8/15/25	405	358
	Eversource Energy	1.400%	8/15/26	750	649
	Eversource Energy	2.900%	3/1/27	1,435	1,296
	Eversource Energy	4.600%	7/1/27	800	774
	Exelon Corp.	3.950%	6/15/25	715	690
	Exelon Corp.	3.400%	4/15/26	500	471
[7]	Exelon Corp.	2.750%	3/15/27	1,063	955
	FirstEnergy Corp.	2.050%	3/1/25	165	150
	FirstEnergy Corp.	1.600%	1/15/26	370	325
	FirstEnergy Corp.	4.400%	7/15/27	115	107
	Georgia Power Co.	2.200%	9/15/24	820	776
	ITC Holdings Corp.	3.250%	6/30/26	300	277
[7]	ITC Holdings Corp.	4.950%	9/22/27	440	429
	MidAmerican Energy Co.	3.700%	9/15/23	130	129
	National Fuel Gas Co.	5.500%	1/15/26	295	292
[9]	National Grid Electricity Transmission plc	0.190%	1/20/25	393	359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	710	665
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	1,630	1,604
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	570	494
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	967
[7]	NextEra Energy Operating Partners LP	3.875%	10/15/26	45	41
[7]	NRG Energy Inc.	2.000%	12/2/25	628	555
	NRG Energy Inc.	6.625%	1/15/27	47	46
	NSTAR Electric Co.	3.250%	11/15/25	290	275
	NSTAR Electric Co.	3.200%	5/15/27	990	918
	NTPC Ltd.	4.375%	11/26/24	200	195
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,010	977
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	310	274
	Pacific Gas and Electric Co.	3.250%	6/15/23	202	199
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	479
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	443
	Pacific Gas and Electric Co.	3.150%	1/1/26	3,312	2,975
	Pacific Gas and Electric Co.	2.100%	8/1/27	386	313
	PacifiCorp	3.350%	7/1/25	600	575
	PECO Energy Co.	3.150%	10/15/25	115	110
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	200	197
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	262
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,040	1,963
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,585	1,394
	Puget Energy Inc.	3.650%	5/15/25	393	372
[7]	Rayburn Country Securitization LLC	2.307%	12/1/32	310	282
	Sempra Energy	3.300%	4/1/25	290	276
	Southern California Edison Co.	3.700%	8/1/25	400	385
	Southern California Edison Co.	1.200%	2/1/26	200	176
	Southern California Gas Co.	2.600%	6/15/26	680	623
	Southern California Gas Co.	2.950%	4/15/27	575	525
	Southern Co.	4.475%	8/1/24	1,120	1,106
	Southern Co.	5.113%	8/1/27	1,400	1,362
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	100	93
	Southern Power Co.	0.900%	1/15/26	300	260
	Southwestern Electric Power Co.	1.650%	3/15/26	1,030	910
	Southwestern Public Service Co.	3.300%	6/15/24	1,410	1,373
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	310	309
	Tampa Electric Co.	3.875%	7/12/24	570	559
	Union Electric Co.	2.950%	6/15/27	365	333
[11]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	500
[8,11]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	2.884%	8/23/24	900	571
	Virginia Electric and Power Co.	3.450%	2/15/24	525	515
	Virginia Electric and Power Co.	3.100%	5/15/25	300	287
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,502
	Virginia Electric and Power Co.	3.500%	3/15/27	800	750
	Virginia Electric and Power Co.	3.750%	5/15/27	550	520
[7]	Vistra Operations Co. LLC	5.125%	5/13/25	303	294
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	680	635
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	110	103
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	40	36
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,365
	WEC Energy Group Inc.	5.000%	9/27/25	920	917
	WEC Energy Group Inc.	5.150%	10/1/27	820	813
[10]	Western Power Distribution plc	3.625%	11/6/23	428	465
	Xcel Energy Inc.	3.350%	12/1/26	735	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	1.750%	3/15/27	975	843
					73,555
Total Corporate Bonds (Cost $1,761,503)					1,616,138
Floating Rate Loan Interests (0.1%)
[8]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	7.460%	4/20/28	35	34
[8]	Avient Corp. Term Loan B, TSFR1M + 3.250%	6.297%	8/29/29	65	65
[8]	Axalta Coating Systems US Holdings Inc. Term Loan B-3, 3M USD LIBOR + 1.750%	5.424%	6/1/24	99	97
[8]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	6.780%	2/1/27	130	99
[8]	Berry Global Inc. Term Loan Z, 3M USD LIBOR + 1.750%	3.255%	7/1/26	30	29
[8]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	6.610%	7/6/29	45	43
[8]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	5.120%	12/27/24	84	83
[8]	Clark Equipment Co. Term Loan B, TSFR3M + 2.500%	6.153%	4/20/29	17	16
[8]	Clean Harbors Inc. Term Loan B, 1M USD LIBOR + 2.000%	5.115%	10/8/28	198	197
[8]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	4.273%	8/12/26	90	85
[8]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	8.115%	8/2/27	90	83
[8]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	4.834%	6/22/26	40	39
[8]	McAfee LLC Term Loan B, TSFR1M + 4.000%	6.362%	3/1/29	40	36
[8]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	6.365%	10/23/28	80	73
[8]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	5.674%	11/5/28	1,045	1,021
[8]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	6.460%	10/20/27	110	110
[8]	Southwestern Energy Co. Term Loan, TSFR3M + 2.500%	6.203%	6/22/27	50	49
[8]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	5.384%	3/22/29	29	28
[8]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	5.384%	3/22/29	40	39
[8]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	4.865%	5/30/25	88	86
Total Floating Rate Loan Interests (Cost $2,391)					2,312
Sovereign Bonds (1.7%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	690	688
[7]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	440
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	210
[7]	CDP Financial Inc.	3.150%	7/24/24	670	655
	Corp. Andina de Fomento	2.375%	5/12/23	660	650
	Corp. Andina de Fomento	1.250%	10/26/24	2,292	2,127
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	41
	Dominican Republic	6.000%	7/19/28	529	480
[7]	Dominican Republic	5.500%	2/22/29	475	409
	Export-Import Bank of India	3.875%	3/12/24	484	475
[7]	Fondo MIVIVIENDA SA	4.625%	4/12/27	689	646
	Kingdom of Morocco	4.250%	12/11/22	1,009	1,005
[7,9]	Kingdom of Morocco	1.375%	3/30/26	596	514
[9]	Kingdom of Morocco	1.375%	3/30/26	200	172
	Korea Development Bank	3.250%	2/19/24	295	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Electric Power Co.	5.375%	4/6/26	385	385
	Korea National Oil Corp.	0.875%	10/5/25	600	529
[9,16]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	483
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	199
[7]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	469	451
	Republic of Chile	3.125%	1/21/26	460	429
[9]	Republic of Chile	0.100%	1/26/27	570	466
	Republic of Chile	2.750%	1/31/27	474	428
	Republic of Chile	2.550%	7/27/33	231	173
	Republic of Colombia	2.625%	3/15/23	2,809	2,774
	Republic of Colombia	4.500%	1/28/26	225	206
	Republic of Croatia	5.500%	4/4/23	1,988	1,987
	Republic of Hungary	5.375%	2/21/23	2,601	2,596
	Republic of Hungary	5.750%	11/22/23	2,152	2,135
	Republic of Hungary	5.375%	3/25/24	1,218	1,197
[9]	Republic of Hungary	1.125%	4/28/26	1,000	854
[9]	Republic of Korea	0.000%	10/15/26	257	222
	Republic of Panama	4.000%	9/22/24	3,187	3,109
	Republic of Panama	3.750%	3/16/25	1,362	1,311
	Republic of Peru	7.350%	7/21/25	1,096	1,151
[9]	Republic of Philippines	0.000%	2/3/23	1,199	1,161
[9]	Republic of Philippines	0.250%	4/28/25	280	250
[9]	Republic of Serbia	3.125%	5/15/27	1,589	1,266
	Republic of Slovenia	5.500%	10/26/22	280	279
	Republic of Uzbekistan	4.750%	2/20/24	260	245
	Romania	4.375%	8/22/23	370	368
[9]	Romania	2.750%	2/26/26	311	275
[9]	Romania	2.000%	12/8/26	511	432
[7]	Romania	5.250%	11/25/27	1,001	904
	Romania	5.250%	11/25/27	302	274
[9]	Romania	2.875%	5/26/28	134	103
[9]	Romania	2.500%	2/8/30	196	137
[7,9]	Romania	2.000%	4/14/33	235	136
[7]	Romania	6.000%	5/25/34	863	724
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	708
	State of Qatar	3.375%	3/14/24	200	196
Total Sovereign Bonds (Cost $41,698)					37,345
Taxable Municipal Bonds (0.0%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	455
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	155	148
Total Taxable Municipal Bonds (Cost $668)					603
				Shares
Temporary Cash Investments (2.7%)

Money Market Fund (2.4%)
[18]	Vanguard Market Liquidity Fund	2.828%		515,017	51,486

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commercial Paper (0.3%)
	Raytheon Technologies Corp.		3.797%	12/1/22	700	695
	Raytheon Technologies Corp.		3.691%	12/19/22	500	496
	Raytheon Technologies Corp.		3.861%	12/30/22	4,400	4,356
						5,547
Total Temporary Cash Investments (Cost $57,039)						57,033
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	19,049	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	19,102	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	19,119	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	19,119	1
						1
Put Swaptions
	5-Year CDX-NA-IG-S38-V1, Credit Protection Purchased, Pay 1.000% Quarterly	GSI	11/16/22	1.000%	8,355	34
Total Options Purchased (Cost $364)						35
Total Investments (100.2%) (Cost $2,331,748)						2,159,233
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.0%)
[4,5,6]	UMBS Pool		2.000%	10/13/52	(12,250)	(9,890)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	UMBS Pool	3.000%	10/13/52	(12,250)	(10,650)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $21,719)					(20,540)
Other Assets and Liabilities—Net (0.8%)					16,867
Net Assets (100%)					2,155,560
Cost is in $000.
1	Securities with a value of $603,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $253,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $2,587,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $228,387,000, representing 10.6% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Australian dollars.
12	Guaranteed by the Republic of Azerbaijan.
13	Face amount denominated in Canadian dollars.
14	Non-income-producing security—security in default.
15	Security value determined using significant unobservable inputs.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions

Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/16/22	1.400%	8,355	(7)
Total Options Written (Premiums Received $9)					(7)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2022	1,932	207,705	(5,072)
Euro-Schatz	December 2022	3	315	(3)
				(5,075)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2022	(116)	(23,825)	47
5-Year Government of Canada Bond	December 2022	(6)	(488)	4
10-Year U.S. Treasury Note	December 2022	(18)	(2,017)	102
AUD 3-Year Treasury Bond	December 2022	(31)	(2,113)	24
AUD 10-Year Treasury Bond	December 2022	(8)	(599)	13
Euro-Bobl	December 2022	(131)	(15,374)	449
Euro-Bund	December 2022	(4)	(543)	29
Long Gilt	December 2022	(15)	(1,615)	226
Long U.S. Treasury Bond	December 2022	(3)	(379)	32
Ultra 10-Year U.S. Treasury Note	December 2022	(5)	(592)	36
Ultra Long U.S. Treasury Bond	December 2022	(1)	(137)	13
				975
				(4,100)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/22	EUR	218	USD	218	—	(4)
State Street Bank & Trust Co.	11/2/22	EUR	151	USD	149	—	(1)
State Street Bank & Trust Co.	11/2/22	EUR	138	USD	133	3	—
Bank of America, N.A.	11/2/22	EUR	121	USD	120	—	(1)
Morgan Stanley Capital Services Inc.	11/2/22	GBP	127	USD	137	4	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/22	GBP	108	USD	122	—	(2)
Credit Agricole CIB	11/2/22	USD	12,910	AUD	19,159	650	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	1,240	CAD	1,637	55	—
State Street Bank & Trust Co.	10/27/22	USD	17,335	EUR	17,266	381	—
State Street Bank & Trust Co.	11/2/22	USD	14,732	EUR	14,709	284	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	65	EUR	65	1	—
State Street Bank & Trust Co.	11/2/22	USD	12,270	GBP	10,648	373	—
Bank of America, N.A.	11/2/22	USD	199	GBP	182	—	(4)
State Street Bank & Trust Co.	11/2/22	USD	174	GBP	157	—	(2)
JPMorgan Chase Bank, N.A.	11/2/22	USD	3	JPY	471	—	—
						1,751	(14)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	1,124	(5.000)	6	112
CDX-NA-IG-39-V1	12/21/27	USD	11,380	(1.000)	33	41
					39	153
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	(3)	1	—	(4)
American Express Co./A2	12/23/25	GSI	100	1.000	2	2	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
AT&T Inc./Baa2	12/21/23	BARC	5,240	1.000	(8)	38	—	(46)
AT&T Inc./Baa2	12/21/23	BARC	1,320	1.000	(2)	10	—	(12)
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	415	1.000	1	—	1	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Boeing Co./Baa2	6/21/24	GSI	635	1.000	(5)	5	—	(10)
Boeing Co./Baa2	12/23/25	GSI	100	1.000	(2)	—	—	(2)
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	2	—	(1)
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	—	1	—	(1)
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	—	1	—	(1)
Federation of Malaysia/A3	12/21/27	MSCS	167	1.000	(1)	(1)	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	(1)	—	—	(1)
General Motors Co./Baa3	12/23/25	GSI	100	1.000	(3)	—	—	(3)
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	2	—	(1)
Kroger Co./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	—	1	—	(1)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
People's Republic of China/A1	6/21/24	GSI	295	1.000	3	2	1	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Republic of Chile/A2	12/21/27	CITNA	1,235	1.000	(38)	(31)	—	(7)
Republic of Chile/A2	12/21/27	JPMC	300	1.000	(9)	(8)	—	(1)
Republic of Chile/A2	12/21/27	MSCS	460	1.000	(14)	(10)	—	(4)
Republic of Philippines/Baa2	12/21/27	BARC	700	1.000	(15)	(12)	—	(3)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	—	1	—	(1)
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/21/22	GSI	835	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	(1)	1	—	(2)
					(73)	26	2	(101)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(2)	(1)	—	(1)
Boeing Co.	12/21/24	JPMC	310	(1.000)	3	11	—	(8)
Deutsche Bank AG	12/21/22	JPMC	500	(1.000)	—	—	—	—
Republic of Colombia	6/22/27	MSCS	300	(1.000)	25	13	12	—
					26	23	12	(9)
					(47)	49	14	(110)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At September 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $1,647,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	312,770	—	312,770
Asset-Backed/Commercial Mortgage-Backed Securities	—	132,997	—	132,997
Corporate Bonds	—	1,616,137	1	1,616,138
Floating Rate Loan Interests	—	2,312	—	2,312
Sovereign Bonds	—	37,345	—	37,345
Taxable Municipal Bonds	—	603	—	603
Temporary Cash Investments	51,486	5,547	—	57,033
Options Purchased	—	35	—	35
Total	51,486	2,107,746	1	2,159,233
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	20,540	—	20,540
Derivative Financial Instruments
Assets
Futures Contracts[1]	975	—	—	975
Forward Currency Contracts	—	1,751	—	1,751
Swap Contracts	153[1]	14	—	167
Total	1,128	1,765	—	2,893
Liabilities
Options Written	—	7	—	7
Futures Contracts[1]	5,075	—	—	5,075
Forward Currency Contracts	—	14	—	14
Swap Contracts	—	110	—	110
Total	5,075	131	—	5,206
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
K.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	62,033	NA1	NA1	(21)	2	393	—	51,486
Vanguard Short-Term Corporate Bond ETF	2,620	—	2,403	(206)	(11)	29	—	—
Total	64,653	—	2,403	(227)	(9)	422	—	51,486
1	Not applicable—purchases and sales are for temporary cash investment purposes.